[Annotated Form N-Q]

UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05624
MORGAN STANLEY INSTITUTIONAL FUNDS, INC.
(Exact name of registrant as specified in charter)
1221 AVENUE OF THE AMERICAS 22ND FLOOR NEW YORK, NY		10020
(Address of principal executive offices)		(Zip code)
RONALD E. ROBISON 1221 AVENUE OF THE AMERICAS 33RD FLOOR NEW YORK, NY, 10020
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-221-6726

Date of fiscal year end:	12/31

Date of reporting period:	9/31/05

Item 1.  Schedule of Investments.

The Fund’s schedule of investment as of the close of the reporting period prepared pursuant to Rule 12-12 Regulation S-X is as follows:

Active International Allocation Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Shares	Value (000)
Common Stocks (91.7%)
Australia (2.7%)
Alumina Ltd.	74,784	$348
Amcor Ltd.	58,069	297
AMP Ltd. (c)	33,484	190
Ansell Ltd.	4,383	38
Australia & New Zealand Banking Group Ltd.	36,406	666
Australian Gas Light Co., Ltd.	11,707	132
BHP Billiton Ltd.	231,225	3,924
BlueScope Steel Ltd. (c)	47,246	344
Boral Ltd.	38,470	237
Brambles Industries Ltd.	24,925	168
Coca-Cola Amatil Ltd. (c)	12,924	78
Coles Myer Ltd.	27,045	212
Commonwealth Bank of Australia	30,082	881
CSL Ltd.	2,172	64
CSR Ltd.	62,408	148
Foster’s Group Ltd.	51,400	229
Insurance Australia Group Ltd.	42,790	178
James Hardie Industries N.V.	30,762	210
John Fairfax Holdings Ltd. (c)	25,260	88
Leighton Holdings Ltd.	5,438	59
Lend Lease Corp., Ltd.	10,670	114
Macquarie Bank Ltd.	5,261	302
Macquarie Infrastructure Group	56,982	174
Mayne Group Ltd.	22,671	93
National Australia Bank Ltd.	40,129	1,011
Newcrest Mining Ltd.	21,418	343
OneSteel Ltd.	36,623	106
Orica Ltd.	18,463	296
Origin Energy Ltd.	43,367	242
PaperlinX Ltd. (c)	29,727	72
Patrick Corp., Ltd.	23,518	124
QBE Insurance Group Ltd. (c)	17,480	249
Rinker Group Ltd.	61,377	776
Rio Tinto Ltd.	20,056	905
Santos Ltd.	32,482	310
Sonic Healthcare Ltd.	4,662	55
Stockland	1,020	5
Suncorp-Metway Ltd.	13,882	209
TABCORP Holdings Ltd.	10,214	134
Telstra Corp., Ltd.	54,349	169
Transurban Group	14,272	78
Wesfarmers Ltd.	9,460	290
Westpac Banking Corp.	42,543	685
Woodside Petroleum Ltd.	25,915	712
Woolworths Ltd.	25,270	320
		16,265

Austria (1.0%)
Bank Austria Creditanstalt AG	10,833	1,211
Boehler-Uddeholm AG	558	94
Erste Bank der Oesterreichischen Sparkassen AG	35,060	1,875
Flughafen Wien AG	3,154	212
IMMOFINANZ Immobilien Anlagen AG (a)	35,141	341
Mayr-Melnhof Karton AG	1,261	184
OMV AG	21,048	1,250
RHI AG (a)(c)	4,447	132
Telekom Austria AG (c)	21,207	422
Verbund-Oesterreichische Elektrizitaetswirtschafts AG, Class A	1,049	368
Voestalpine AG	1,264	111
Wienerberger AG	3,553	140
		6,340
Belgium (0.9%)
AGFA-Gevaert N.V.	3,536	85
Bekaert S.A.	465	38
Belgacom S.A.	6,018	204
Dexia	50,151	1,129
Electrabel S.A.	735	368
Fortis	74,737	2,168
InBev N.V.	3,651	145
KBC Groupe N.V.	6,916	560
Solvay S.A., Class A	3,724	433
UCB S.A.	5,724	302
Umicore	925	101
		5,533
Brazil (0.7%)
AmBev	120,555	36
AmBev (Preference)	602,781	224
Aracruz Celulose S.A., Class B (Preference)	15,988	65
Banco Bradesco S.A. (Preference)	7,500	366
Banco Itau Holding Financeira S.A. (Preference)	1,537	365
Brasil Telecom Participacoes S.A. (Preference)	8,514,044	72
Caemi Mineracao e Metalurgica S.A. (Preference)	59,500	94
CEMIG S.A. (Preference)	3,565,000	135
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR (Preference) (c)	500	15
Cia Siderurgica de Tubarao (Preference)	521,004	37
Cia Siderurgica Nacional S.A.	2,976	69
Contax Participacoes S.A.	9,831	6
CVRD, Class A (Preference)	20,221	785
Electrobras S.A. Class B (Preference)	4,045,614	78
Embraer (Preference)	12,416	120
Embratel Participacoes S.A. (Preference) (a)	4,439,216	10
Gerdau S.A. (Preference)	7,500	112
Klabin S.A. (Preference)	22,000	45
Petrobras S.A. (Preference)	80,000	1,276
Sadia S.A. (Preference)	17,500	52
Souza Cruz S.A.	3,000	36
Tele Centro Oeste Celular Participacoes S.A.	2,908	27
Tele Norte Leste Participacoes S.A. (Preference)	9,831	162
Telesp Celular Participacoes S.A. (Preference) (a)	6,125	24
Unibanco GDR (c)	2,850	150

Usiminas S.A., Class A (Preference)	3,500	81
Votorantim Celulose e Papel S.A. (Preference)	2,968	40
		4,482
Denmark (0.5%)
AP Moller - Maersk A/S	60	613
Danske Bank A/S	27,045	828
DSV A/S	900	95
GN Store Nord A/S	17,800	235
Novo-Nordisk A/S, Class B	13,300	658
Novozymes A/S, Class B	3,114	160
TDC A/S	10,000	538
Vestas Wind Systems A/S (a)	8,650	209
		3,336
Finland (1.2%)
Cargotec Corp., Class B (a)	2,144	65
Fortum Oyj	13,086	263
Kesko Oyj, Class B	858	24
Kone Oyj, Class B (a)	2,144	146
Metso Oyj	5,130	130
Neste Oil Oyj (a)	5,752	213
Nokia Oyj	265,665	4,451
Outokumpu Oyj	13,050	174
Sampo Oyj, Class A	18,919	300
Stora Enso Oyj, Class R	39,983	550
TietoEnator Oyj	8,736	294
UPM-Kymmene Oyj	30,931	619
Uponor Oyj	2,504	58
Wartsila Oyj, Class B	3,434	109
		7,396
France (7.4%)
Accor S.A.	15,312	773
Alcatel S.A. (a)	71,680	955
Alstom (c)	5,580	265
Atos Origin S.A. (a)	1,358	96
Autoroutes du Sud de la France	4,075	236
AXA S.A.	102,232	2,807
BNP Paribas S.A.	70,343	5,348
Bouygues S.A.	14,072	654
Business Objects S.A. (a)	3,997	137
Cap Gemini S.A. (a)	11,592	451
Carrefour S.A.	26,871	1,236
Casino Guichard Perrachon S.A. (c)	2,971	211
Cie de Saint-Gobain	14,948	860
Cie Generale d’Optique Essilor International S.A.	3,088	256
CNP Assurances	4,365	293
Credit Agricole S.A. (c)	30,308	889
Dassault Systemes S.A.	3,682	190
France Telecom S.A.	65,202	1,871
Gecina S.A. REIT	2,500	294
Groupe Danone (c)	11,909	1,283
Hermes International	361	85
Imerys S.A.	3,876	288
Klepierre REIT	2,108	212
L’Air Liquide S.A. (c)	9,302	1,711

L’Oreal S.A.	2,146	166
Lafarge S.A.	12,857	1,131
Lagardere S.C.A.	5,140	365
LVMH Moet Hennessy Louis Vuitton S.A.	8,891	733
Michelin (CGDE), Class B	3,830	225
Neopost S.A.	2,022	196
Pernod-Ricard S.A. (c)	1,088	192
Peugeot S.A. (c)	4,361	296
Pinault-Printemps-Redoute S.A.	2,310	242
Publicis Groupe	3,416	109
Renault S.A. (c)	4,489	425
Safran S.A.	4,202	91
Sanofi-Aventis S.A. (c)	46,824	3,869
Schneider Electric S.A. (c)	10,874	859
Societe BIC S.A.	1,627	96
Societe Generale (c)	27,637	3,154
Societe Television Francaise 1	4,208	112
Sodexho Alliance S.A. (c)	8,597	325
Suez S.A. (c)	23,985	693
Technip S.A.	1,244	74
Thales S.A. (c)	5,403	251
Thomson (c)	8,864	184
Total S.A.	28,932	7,898
Unibail (c)	3,409	495
Valeo S.A.	4,335	180
Veolia Environnement (c)	5,444	230
Vinci S.A.	6,920	596
Vivendi Universal S.A.	32,122	1,049
Zodiac S.A.	509	30
		45,667
Germany (7.8%)
Adidas-Salomon AG	2,463	428
Allianz AG (Registered)	27,085	3,657
Altana AG	4,545	254
BASF AG	46,646	3,504
Bayer AG	57,731	2,116
Bayerische Hypo-und Vereinsbank AG (a)	72,962	2,056
Beiersdorf AG	5,684	652
Celesio AG	1,983	174
Commerzbank AG	79,666	2,174
Continental AG	4,979	409
DaimlerChrysler AG	33,674	1,787
Deutsche Bank AG (Registered)	44,500	4,162
Deutsche Boerse AG	17,799	1,701
Deutsche Lufthansa AG (Registered)	15,535	206
Deutsche Post AG (Registered)	51,447	1,203
Deutsche Telekom AG (Registered) (c)	166,798	3,035
Douglas Holding AG	1,151	44
E. ON AG	45,795	4,207
Epcos AG (a)	3,058	40
Fresenius Medical Care AG (c)	3,732	340
Fresenius Medical Care AG (Preference)	300	24
Henkel KGaA (Non-Voting Shares)	3,741	340
Hochtief AG	700	31

Hypo Real Estate Holding AG	14,687	743
Infineon Technologies AG (a)	24,977	246
KarstadtQuelle AG (a)(c)	714	10
Linde AG	9,799	722
MAN AG	7,798	400
Merck KGaA	3,906	329
Metro AG	11,876	585
Muenchener Rueckversicherungs AG (Registered)	6,623	756
Porsche AG (Non-Voting Shares)	326	251
ProSiebenSAT.1 Media AG (Non-Voting Shares)	2,571	44
Puma AG Rudolf Dassler Sport	825	224
RWE AG	27,025	1,788
RWE AG (Non-Voting Shares)	900	52
SAP AG	16,113	2,785
Schering AG	9,485	600
Siemens AG (Registered)	49,649	3,825
ThyssenKrupp AG (c)	23,120	483
TUI AG (c)	12,960	276
Volkswagen AG (c)	8,746	538
Volkswagen AG (Non-Voting Shares)	4,388	200
Wincor Nixdorf AG	1,100	106
		47,507
Greece (0.2%)
Alpha Bank A.E.	8,784	248
EFG Eurobank Ergasias S.A.	5,092	158
National Bank of Greece S.A.	10,973	439
OPAP S.A.	10,400	323
Titan Cement Co., S.A.	2,800	94
		1,262
Hong Kong (4.8%)
Bank of East Asia Ltd.	296,594	868
BOC Hong Kong Holdings Ltd.	673,500	1,350
Cathay Pacific Airways Ltd. (c)	184,000	327
Cheung Kong Holdings Ltd. (c)	288,000	3,252
Cheung Kong Infrastructure Holdings Ltd.	92,000	307
CLP Holdings Ltd.	300,300	1,790
Esprit Holdings Ltd.	177,500	1,327
Hang Lung Properties Ltd.	351,000	559
Hang Seng Bank Ltd. (c)	125,600	1,689
Henderson Land Development Co., Ltd.	125,000	624
Hong Kong & China Gas Co., Ltd.	722,079	1,489
Hong Kong Exchanges & Clearing Ltd.	191,000	654
HongKong Electric Holdings Ltd.	256,500	1,280
Hopewell Holdings Ltd.	113,000	298
Hutchison Telecommunications International, Ltd. (a)	242,000	351
Hutchison Whampoa Ltd.	388,200	4,016
Hysan Development Co., Ltd.	116,958	293
Johnson Electric Holdings Ltd.	285,500	274
Kerry Properties Ltd.	79,435	201
Kingboard Chemical Holdings Ltd.	90,000	224
Li & Fung Ltd.	293,000	678
MTR Corp. (c)	250,162	524
New World Development Ltd.	412,598	543
PCCW Ltd.	667,411	434

SCMP Group Ltd.	18,000	7
Shangri-La Asia Ltd.	182,424	295
Sino Land Co. (c)	232,891	284
Sun Hung Kai Properties Ltd.	231,000	2,393
Swire Pacific Ltd., Class A	158,500	1,460
Techtronic Industries Co.	160,500	411
Television Broadcasts Ltd.	50,000	306
Wharf Holdings Ltd.	229,600	895
Yue Yuen Industrial Holdings Ltd.	87,500	240
		29,643
Ireland (0.4%)
Allied Irish Banks plc	35,596	757
Bank of Ireland	41,594	655
CRH plc	31,582	856
DCC plc	1,500	30
Elan Corp. plc (a)	16,150	143
Grafton Group plc (a)	10,315	104
Independent News & Media plc	8,500	25
Irish Life & Permanent plc	2,300	42
		2,612
Italy (1.3%)
Alleanza Assicurazioni S.p.A. (c)	4,794	59
Assicurazioni Generali S.p.A.	7,456	235
Autogrill S.p.A.	4,237	60
Autostrade S.p.A.	8,729	224
Banca Antonveneta S.p.A. (c)	323	10
Banca Fideuram S.p.A.	2,390	14
Banca Intesa S.p.A.	69,825	325
Banca Intesa S.p.A. RNC	6,672	29
Banca Monte dei Paschi di Siena S.p.A.	6,867	31
Banca Nazionale del Lavoro S.p.A. (a)	9,649	31
Banca Popolare di Milano Scrl	2,043	21
Banche Popolari Unite Scrl	611	12
Banco Popolare di Verona e Novara Scrl	7,029	133
Benetton Group S.p.A.	1,341	14
Capitalia S.p.A.	2,980	16
Enel S.p.A.	21,785	188
ENI S.p.A.	127,944	3,800
Fiat S.p.A. (a)(c)	7,319	66
Finmeccanica S.p.A.	8,194	163
Italcementi S.p.A. (c)	1,087	17
Luxottica Group S.p.A.	3,144	78
Mediaset S.p.A.	7,776	92
Mediobanca S.p.A.	4,309	85
Mediolanum S.p.A. (c)	1,796	12
Pirelli & C S.p.A.	65,299	69
Riunione Adriatica di Sicurta S.p.A.	2,538	58
Sanpaolo IMI S.p.A.	28,745	446
Seat Pagine Gialle S.p.A. (a)	38,991	19
Snam Rete Gas S.p.A.	3,367	20
Telecom Italia S.p.A.	225,531	733
Telecom Italia S.p.A. RNC	132,916	370
Tiscali S.p.A. (a)(c)	2,748	10
UniCredito Italiano S.p.A. (c)	87,147	491
		7,931

Japan (26.7%)
77 Bank Ltd. (The)	28,000	206
Acom Co., Ltd.	6,650	483
Advantest Corp. (c)	5,290	410
Aeon Co., Ltd.	32,200	647
Aeon Credit Service Co., Ltd.	1,800	131
Aiful Corp.	5,850	490
Ajinomoto Co., Inc. (c)	51,400	541
Alps Electric Co., Ltd. (c)	13,000	211
Amada Co., Ltd.	22,000	175
Asahi Breweries Ltd. (c)	27,200	344
Asahi Glass Co., Ltd.	89,800	942
Asahi Kasei Corp.	85,000	464
Asatsu-DK, Inc.	2,800	87
Astellas Pharma, Inc.	36,800	1,384
Bank of Fukuoka Ltd. (The) (c)	55,000	396
Bank of Kyoto Ltd	21,000	210
Bank of Yokohama Ltd. (The)	121,000	922
Benesse Corp.	4,100	154
Bridgestone Corp.	69,000	1,477
Canon, Inc.	57,700	3,116
Casio Computer Co., Ltd. (c)	27,900	405
Central Japan Railway Co.	103	802
Chiba Bank Ltd. (The)	73,000	594
Chubu Electric Power Co., Inc. (c)	35,400	864
Chugai Pharmaceutical Co., Ltd.	17,107	326
Citizen Watch Co., Ltd. (c)	20,900	170
Coca-Cola West Japan Co., Ltd.	1,000	22
COMSYS Holdings Corp. (c)	1,000	12
Credit Saison Co., Ltd.	12,600	553
CSK Corp. (c)	6,400	282
Dai Nippon Printing Co., Ltd.	30,600	493
Daicel Chemical Industries Ltd.	9,000	58
Daiichi Sankyo Co., Ltd. (a)(c)	50,547	1,035
Daikin Industries Ltd.	13,000	348
Daimaru, Inc. (c)	20,000	235
Dainippon Ink & Chemicals, Inc.	42,000	138
Daito Trust Construction Co., Ltd.	7,800	342
Daiwa House Industry Co., Ltd.	40,600	531
Daiwa Securities Group, Inc. (c)	247,000	1,930
Denki Kagaku Kogyo K.K.	28,000	101
Denso Corp. (c)	49,550	1,436
Dowa Mining Co., Ltd.	40,000	336
East Japan Railway Co.	249	1,422
Ebara Corp. (c)	24,800	106
Eisai Co., Ltd. (c)	19,502	833
FamilyMart Co., Ltd.	3,900	117
Fanuc Ltd.	13,700	1,108
Fast Retailing Co., Ltd. (c)	6,400	486
Fuji Electric Holdings Co., Ltd.	12,000	48
Fuji Photo Film Co., Ltd.	32,600	1,074
Fuji Television Network, Inc.	24	54
Fujikura Ltd. (c)	18,000	110

Fujitsu Ltd. (c)	126,200	832
Furukawa Electric Co., Ltd. (a)(c)	43,800	222
Hankyu Department Stores, Inc. (c)	7,000	55
Hirose Electric Co., Ltd. (c)	2,300	268
Hitachi Construction Machinery Co., Ltd.	2,300	44
Hitachi Ltd. (c)	226,000	1,432
Hokkaido Electric Power Co., Inc.	8,200	174
Hokuhoku Financial Group, Inc.	98,000	370
Honda Motor Co., Ltd. (c)	69,404	3,926
Hoya Corp. (when issued) (a)	21,900	745
Hoya Corp.	7,300	243
INPEX Corp.	24	186
Isetan Co., Ltd. (c)	13,000	207
Ishihara Sangyo Kaisha Ltd. (c)	10,000	21
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	76,000	153
Ito En Ltd.	1,500	70
Itochu Corp.	101,000	695
Itochu Techno-Science Corp.	2,700	94
Japan Airlines Corp.	65,000	172
Japan Real Estate Investment Corp. REIT	44	355
Japan Retail Fund Investment Corp. REIT	40	323
Japan Tobacco, Inc. (c)	55	867
JFE Holdings, Inc. (c)	40,300	1,310
JGC Corp. (c)	13,000	238
Joyo Bank Ltd. (The)	64,000	390
JS Group Corp.	18,000	307
JSR Corp.	10,500	218
Kajima Corp. (c)	93,400	444
Kaneka Corp.	17,000	222
Kansai Electric Power Co., Inc. (The)	49,700	1,097
Kao Corp.	42,000	1,034
Kawasaki Heavy Industries Ltd. (c)	76,000	192
Kawasaki Kisen Kaisha Ltd.	4,000	29
Keihin Electric Express Railway Co., Ltd. (c)	26,000	163
Keio Corp. (c)	15,000	83
Keyence Corp.	2,200	553
Kikkoman Corp.	8,000	77
Kinden Corp.	1,000	9
Kintetsu Corp. (c)	115,200	390
Kirin Brewery Co., Ltd.	69,400	764
Kobe Steel Ltd.	209,000	635
Kokuyo Co., Ltd.	4,500	62
Komatsu Ltd.	79,400	1,082
Konami Corp.	7,400	167
Konica Minolta Holdings, Inc. (c)	31,500	286
Kubota Corp. (c)	109,000	755
Kuraray Co., Ltd. (c)	24,000	213
Kurita Water Industries Ltd. (c)	4,500	82
Kyocera Corp.	11,400	793
Kyowa Hakko Kogyo Co., Ltd. (c)	28	—	@
Kyushu Electric Power Co., Inc.	22,300	496
Lawson, Inc.	3,700	140
Leopalace21 Corp.	14,600	352
Mabuchi Motor Co., Ltd.	2,200	109
Marubeni Corp. (c)	99,000	461

Marui Co., Ltd.	29,200	493
Matsushita Electric Industrial Co., Ltd. (c)	146,000	2,474
Matsushita Electric Works Ltd. (c)	23,000	229
Meiji Dairies Corp. (c)	13,000	71
Meiji Seika Kaisha Ltd. (c)	15,000	78
Meitec Corp. (c)	1,800	58
Millea Holdings, Inc.	94	1,507
Minebea Co., Ltd.	27,000	111
Mitsubishi Chemical Corp.	121,000	401
Mitsubishi Corp. (c)	90,300	1,782
Mitsubishi Electric Corp.	153,800	985
Mitsubishi Estate Co., Ltd. (c)	146,000	2,004
Mitsubishi Heavy Industries Ltd.	260,000	921
Mitsubishi Logistics Corp. (c)	5,000	59
Mitsubishi Materials Corp. (c)	133,000	470
Mitsubishi Rayon Co., Ltd.	33,000	148
Mitsubishi UFJ Financial Group Inc (c)	385	5,054
Mitsui & Co., Ltd.	109,800	1,375
Mitsui Chemicals, Inc. (c)	34,000	201
Mitsui Fudosan Co., Ltd.	104,400	1,570
Mitsui Mining & Smelting Co., Ltd.	79,000	459
Mitsui OSK Lines Ltd.	11,000	88
Mitsui Sumitomo Insurance Co., Ltd. (c)	172,000	1,991
Mitsui Trust Holdings, Inc. (c)	69,545	963
Mitsukoshi Ltd.	25,000	121
Mizuho Financial Group, Inc.	1,045	6,647
Murata Manufacturing Co., Ltd.	16,300	909
Namco Bandai Holdings, Inc. (a)	2,400	40
NEC Corp.	115,400	625
NEC Electronics Corp.	3,000	100
Net One Systems Co., Ltd.	46	90
NGK Insulators Ltd. (c)	28,600	364
NGK Spark Plug Co., Ltd. (c)	17,000	246
Nidec Corp. (c)	3,200	190
Nidec Corp. (when issued) (a)	3,200	188
Nikko Cordial Corp.	42,000	486
Nikon Corp. (c)	22,000	278
Nintendo Co., Ltd.	7,900	922
Nippon Building Fund, Inc. REIT	52	444
Nippon Express Co., Ltd.	61,800	305
Nippon Meat Packers, Inc.	15,600	169
Nippon Mining Holdings, Inc.	36,000	285
Nippon Oil Corp.	111,800	990
Nippon Paper Group, Inc. (c)	55	199
Nippon Sheet Glass Co., Ltd. (c)	30,000	135
Nippon Steel Corp.	526,000	1,974
Nippon Telegraph & Telephone Corp.	469	2,306
Nippon Yusen Kabushiki Kaisha (c)	82,000	550
Nishi-Nippon Bank Ltd (The)	47,000	233
Nissan Chemical Industries Ltd. (c)	9,000	113
Nissan Motor Co., Ltd. (c)	206,300	2,356
Nisshin Seifun Group, Inc.	9,900	96
Nisshinbo Industries, Inc.	5,000	43
Nissin Food Products Co., Ltd.	5,200	135
Nitto Denko Corp.	14,800	833

Nomura Holdings, Inc. (c)	149,300	2,316
Nomura Research Institute Ltd.	2,500	289
NSK Ltd.	51,000	281
NTN Corp.	36,000	215
NTT Data Corp. (c)	114	440
NTT DoCoMo, Inc.	619	1,102
Obayashi Corp.	59,000	408
Obic Co., Ltd.	700	119
OJI Paper Co., Ltd. (c)	79,400	434
Oki Electric Industry Co., Ltd. (c)	42,000	143
Olympus Corp. (c)	9,000	199
Omron Corp.	15,600	380
Onward Kashiyama Co., Ltd. (c)	13,000	206
Oracle Corp. Japan (c)	3,000	132
Oriental Land Co., Ltd.	4,800	274
ORIX Corp.	10,000	1,806
Osaka Gas Co., Ltd.	134,600	471
Pioneer Corp.	11,754	167
Promise Co., Ltd. (c)	8,200	608
Resona Holdings, Inc. (a)	444	1,146
Ricoh Co., Ltd.	46,000	719
Rohm Co., Ltd.	7,500	651
Sanden Corp.	1,000	5
Sanyo Electric Co., Ltd. (c)	122,000	301
Sapporo Holdings Ltd. (c)	13,000	68
Secom Co., Ltd.	10,600	510
Seiko Epson Corp. (c)	7,500	193
Sekisui Chemical Co., Ltd.	24,000	171
Sekisui House Ltd.	48,600	596
Seven & I Holdings Co., Ltd. (a)	52,780	1,748
Sharp Corp. (c)	60,200	872
Shimachu Co., Ltd.	4,200	107
Shimamura Co., Ltd. (c)	1,600	177
Shimano, Inc.	7,100	191
Shimizu Corp. (c)	66,600	436
Shin-Etsu Chemical Co., Ltd.	27,996	1,221
Shinsei Bank Ltd.	85,000	535
Shionogi & Co., Ltd. (c)	24,000	327
Shiseido Co., Ltd. (c)	26,000	375
Shizuoka Bank Ltd. (The)	59,000	608
Showa Denko K.K.	46,000	147
Showa Shell Sekiyu K.K.	11,400	156
Skylark Co., Ltd.	9,000	133
SMC Corp.	4,800	639
Softbank Corp. (c)	18,200	1,010
Sompo Japan Insurance, Inc.	63,000	834
Sony Corp.	51,397	1,689
Stanley Electric Co., Ltd.	5,100	77
Sumitomo Bakelite Co., Ltd. (c)	9,000	62
Sumitomo Chemical Co., Ltd.	96,600	597
Sumitomo Corp.	66,400	701
Sumitomo Electric Industries Ltd.	49,400	666
Sumitomo Heavy Industries Ltd.	31,000	220
Sumitomo Metal Industries Ltd.	313,000	1,098
Sumitomo Metal Industries Ltd. (c)	74,800	693

Sumitomo Mitsui Financial Group Inc.	123	1,160
Sumitomo Realty & Development Co., Ltd.	63,000	934
Sumitomo Trust & Banking Co., Ltd. (The)	105,000	864
Taiheiyo Cement Corp.	44,000	164
Taisei Corp. (c)	51,000	210
Taisho Pharmaceutical Co., Ltd. (c)	12,441	224
Taiyo Yuden Co., Ltd. (c)	6,000	66
Takara Holdings, Inc.	8,000	50
Takashimaya Co., Ltd. (c)	27,000	344
Takeda Pharmaceutical Co., Ltd. (c)	65,100	3,877
Takefuji Corp.	5,820	454
Takuma Co., Ltd.	5,000	40
TDK Corp. (c)	8,700	620
Teijin Ltd. (c)	61,400	358
Teikoku Oil Co., Ltd. (c)	6,000	65
Terumo Corp.	14,300	460
THK Co., Ltd. (c)	2,800	70
TIS, Inc.	3,204	67
Tobu Railway Co., Ltd.	62,400	249
Toho Co., Ltd.	4,500	71
Tohoku Electric Power Co., Inc.	27,700	616
Tokyo Broadcasting System, Inc.	7,800	181
Tokyo Electric Power Co., Inc. (The) (c)	75,700	1,914
Tokyo Electron Ltd. (c)	12,900	685
Tokyo Gas Co., Ltd. (c)	159,600	648
Tokyo Tatemono Co., Ltd.	23,000	187
Tokyu Corp.	70,400	373
TonenGeneral Sekiyu K.K.	24,000	279
Toppan Printing Co., Ltd.	29,600	312
Toray Industries, Inc.	85,100	453
Toshiba Corp. (c)	203,000	894
Tosoh Corp.	31,000	132
Toto Ltd. (c)	35,600	282
Toyo Seikan Kaisha Ltd. (c)	13,600	202
Toyoba Co., Ltd. (c)	5,000	12
Toyoda Gosei Co., Ltd. (c)	800	15
Toyota Industries Corp.	7,250	241
Toyota Motor Corp.	224,300	10,276
Trend Micro, Inc. (c)	7,700	244
UFJ Holdings, Inc. (a)(d)	363	2,954
Uni-Charm Corp.	2,800	121
Uniden Corp.	4,000	59
UNY Co., Ltd.	8,000	106
Ushio, Inc. (c)	3,000	61
USS Co., Ltd.	2,090	148
Wacoal Holdings Corp. (c)	5,000	66
West Japan Railway Co.	24	91
Yahoo! Japan Corp.	276	323
Yahoo! Japan Corp. (when issued) (a)	276	328
Yakult Honsha Co., Ltd.	7,000	177
Yamada Denki Co., Ltd. (c)	8,000	608
Yamaha Corp. (c)	6,800	118
Yamaha Motor Co., Ltd.	3,000	62
Yamato Transport Co., Ltd.	20,000	329
Yamazaki Baking Co., Ltd.	6,000	53
Yokogawa Electric Corp.	15,700	245
		163,443

Luxembourg (0.1%)
Arcelor	27,333	639
Malaysia (0.6%)
AMMB Holdings Bhd	122,600	84
Astro All Asia Networks plc	90,400	137
Berjaya Sports Toto Bhd	64,800	69
British American Tobacco (Malaysia) Bhd	14,300	144
Commerce Asset Holdings Bhd	117,300	174
Gamuda Bhd	36,800	44
Genting Bhd	31,200	177
Hong Leong Bank Bhd	62,100	88
IOI Corp. Bhd	62,000	196
Kuala Lumpur Kepong Bhd	32,400	67
Magnum Corp. Bhd	54,700	30
Malakoff Bhd	52,000	107
Malayan Banking Bhd	148,700	458
Maxis Communications Bhd	63,000	158
Media Prima Bhd (a)	1	—	@
MISC Bhd (Foreign)	47,700	235
Nestle (Malaysia) Bhd	10,000	66
OYL Industries Bhd	66,000	54
Petronas Gas Bhd	12,000	28
PLUS Expressways Bhd	143,300	122
Proton Holdings Bhd	23,000	50
Public Bank Bhd (Foreign)	87,000	160
Resorts World Bhd	41,000	120
RHB Capital Bhd	116,000	76
Sime Darby Bhd	120,200	198
SP Setia Bhd	66,400	68
Tanjong plc	22,600	87
Telekom Malaysia Bhd	74,000	204
Tenaga Nasional Bhd	76,100	218
YTL Corp. Bhd	76,800	112
		3,731
Mexico (0.5%)
Alfa S.A. de C.V., Class A	12,000	74
America Movil S.A. de C.V.	650,000	857
Cemex S.A. de C.V.	105,000	548
Coca-Cola Femsa S.A. de C.V.	6,000	16
Corp. GEO S.A. de C.V. (a)	14,000	44
Fomento Economico Mexicano S.A. de C.V.	23,000	161
Grupo Carso S.A. de C.V., Class A1	27,000	60
Grupo Financiero Banorte S.A. de C.V., Class O	12,000	107
Grupo Mexico S.A. de C.V., Class B	38,000	75
Grupo Modelo S.A., Class C	19,000	61
Grupo Televisa S.A.	76,000	272
Kimberly-Clark de Mexico S.A. de C.V., Class A	18,000	68
Telefonos de Mexico S.A. de C.V.	437,000	465
Urbi Desarrollos Urbanos S.A. de C.V. (a)	4,000	30
Wal-Mart de Mexico S.A. de C.V., Series V	66,000	336
		3,174

Netherlands (5.0%)
ABN AMRO Holding N.V.	95,154	2,280
Aegon N.V. (c)	102,369	1,520
Akzo Nobel N.V.	17,430	760
ASML Holding N.V. (a)	26,970	443
Corio N.V. REIT	4,898	284
Euronext N.V.	5,187	228
European Aeronautic Defense & Space Co. N.V.	11,528	409
Hagemeyer N.V. (a)	4,613	14
Heineken N.V.	40,854	1,312
ING Groep N.V. CVA	103,850	3,093
Koninklijke DSM N.V.	9,194	361
Koninklijke Philips Electronics N.V.	46,499	1,236
OCE N.V.	5,033	79
Reed Elsevier N.V.	24,491	338
Rodamco Europe N.V. REIT	4,020	347
Royal Dutch Shell plc	201,245	6,655
Royal Dutch Shell plc, Class B	150,055	5,182
Royal KPN N.V.	97,796	877
Royal Numico N.V. (a)	8,920	390
TNT N.V.	38,543	958
Unilever N.V. CVA	40,956	2,912
VNU N.V. (c)	9,226	290
Wereldhave N.V. REIT	1,996	211
Wolters Kluwer N.V. CVA	12,915	240
		30,419
New Zealand (0.0%)
Carter Holt Harvey Ltd.	37,926	66
Telecom Corp. of New Zealand Ltd.	13,998	59
		125
Norway (0.5%)
DNB NOR ASA	11,099	114
Norsk Hydro ASA	7,619	853
Norske Skogindustrier ASA (a)	5,100	75
Orkla ASA	7,350	279
Statoil ASA	31,600	784
Tandberg ASA (c)	8,700	116
Tandberg Television ASA (a)	4,500	59
Telenor ASA	40,000	357
Yara International ASA	12,419	224
		2,861
Portugal (0.1%)
Banco Comercial Portugues S.A. (Registered)	75,976	211
Brisa-Auto Estradas de Portugal S.A.	18,746	162
Energias de Portugal S.A. (c)	15,231	42
Portugal Telecom SGPS S.A. (Registered)	36,879	337
PT Multimedia SGPS S.A.	832	9
		761
Russia (1.2%)
LUKOIL ADR (c)	53,300	3,078
MMC Norilsk Nickel ADR	8,100	643
Mobile Telesystems ADR (c)	13,600	553
OAO Gazprom ADR (Registered)	6,535	440
Surgutneftegaz ADR (c)	14,700	794
Surgutneftegaz ADR (Preference)	7,100	617

Tatneft ADR (c)	6,700	431
Unified Energy Systems Corp.	8,750	338
Vimpel-Communications ADR (a)(c)	16,200	720
		7,614
Singapore (1.2%)
Ascendas REIT	76,000	98
CapitaLand Ltd.	101,000	187
CapitaMall Trust REIT	65,500	91
Chartered Semiconductor Manufacturing Ltd. (a)(c)	101,000	69
City Developments Ltd.	56,719	312
ComfortDelgro Corp., Ltd.	172,477	153
Creative Technology Ltd.	5,520	41
DBS Group Holdings Ltd.	106,612	996
Fraser & Neave Ltd.	17,000	173
Jardine Cycle & Carriage Ltd.	11,000	72
Keppel Corp., Ltd.	53,000	398
Keppel Land Ltd. (c)	37,000	81
Neptune Orient Lines Ltd.	48,000	87
Overseas Union Enterprise Ltd.	7,468	42
Overseas-Chinese Banking Corp.	202,712	749
Parkway Holdings Ltd.	63,000	80
SembCorp Industries Ltd.	83,183	147
SembCorp Marine Ltd. (c)	57,000	101
Singapore Airlines Ltd.	50,000	343
Singapore Exchange Ltd.	78,539	117
Singapore Land Ltd.	16,000	52
Singapore Post Ltd.	134,000	96
Singapore Press Holdings Ltd.	152,028	415
Singapore Technologies Engineering Ltd.	127,296	191
Singapore Telecommunications Ltd.	649,595	941
STATS ChipPAC Ltd. (a)	100,000	61
United Overseas Bank Ltd.	113,389	945
United Overseas Land Ltd. (London Shares) (c)	52,189	72
Venture Corp., Ltd.	22,444	192
		7,302
South Africa (0.4%)
Anglo American plc (London Shares)	83,687	2,495
Spain (2.5%)
Abertis Infraestructuras S.A. (c)	18,533	539
Acciona S.A.	1,720	197
Acerinox S.A. (c)	9,972	139
ACS S.A. (c)	12,982	378
Altadis S.A.	11,925	534
Antena 3 Television S.A. (c)	2,588	47
Banco Bilbao Vizcaya Argentaria S.A.	102,567	1,799
Banco Popular Espanol S.A. (c)	28,465	347
Banco Santander Central Hispano S.A.	143,660	1,887
Cintra Concesiones de Infraestructuras de Transporte S.A. (a)	8,791	121
Endesa S.A.	26,989	723
Fomento de Construcciones y Contratas S.A.	1,882	112
Gas Natural SDG S.A. (c)	36,345	1,057
Grupo Ferrovial S.A.	2,890	241
Iberdrola S.A.	23,034	644
Inditex S.A.	10,027	294

Indra Sistemas S.A.	2,154	47
Metrovacesa S.A.	1,527	112
Repsol YPF S.A.	38,295	1,241
Sacyr Vallehermoso S.A.	4,216	118
Sociedad General de Aguas de Barcelona S.A., Class A	7,719	187
Telefonica S.A.	263,540	4,315
Union Fenosa S.A.	5,475	181
		15,260
Sweden (1.8%)
Alfa Laval AB	950	17
Assa Abloy AB, Class B	16,877	238
Atlas Copco AB, Class A (c)	15,798	306
Atlas Copco AB, Class B	9,597	166
Electrolux AB, Class B	10,500	246
Eniro AB	4,500	53
Faberge AB	3,300	59
Getinge AB, Class B	8,700	120
Hennes & Mauritz AB, Class B	16,500	589
Holmen AB, Class B	4,000	125
Modern Times Group AB, Class B (a)	1,200	45
Nordea Bank AB	128,744	1,287
Sandvik AB	10,018	498
Scania AB, Class B (c)	5,500	199
Skandia Forsakrings AB	22,865	119
Skandinaviska Enskilda Banken AB, Class A	22,266	408
Skanska AB, Class B	16,351	241
SKF AB, Class B	16,264	212
Ssab Svenskt Stal AB, Class A	2,050	62
Svenska Cellulosa AB, Class B	11,122	390
Svenska Handelsbanken, Class A	36,136	837
Swedish Match AB	19,700	235
Tele2 AB, Class B (c)	7,674	78
Telefonaktiebolaget LM Ericsson, Class B	846,842	3,092
TeliaSonera AB	83,087	394
Volvo AB, Class A	4,895	206
Volvo AB, Class B	11,085	483
Wihlborgs Fastigheter AB (a)	660	15
Wm-Data AB, Class B	10,675	29
		10,749
Switzerland (5.1%)
ABB Ltd. (a)	89,417	654
Ciba Specialty Chemicals AG (Registered)	3,414	201
Clariant AG (Registered) (a)	11,289	162
Compagnie Financiere Richemont AG, Class A	19,186	760
Credit Suisse Group (Registered)	34,410	1,523
Geberit AG (Registered)	169	123
Givaudan (Registered)	403	258
Holcim Ltd. (Registered)	9,431	626
Kudelski S.A. (a)(c)	2,192	87
Logitech International S.A. (Registered) (a)	4,730	191
Lonza Group AG (Registered)	1,634	97
Nestle S.A. (Registered)	22,981	6,729
Nobel Biocare Holding AG	1,400	330
Novartis AG (Registered)	120,197	6,097

Roche Holding AG (Genusschein)	36,048	5,008
Schindler Holding AG	276	107
Serono S.A., Class B	549	361
STMicroelectronics N.V.	10,188	175
Straumann Holding AG	640	172
Sulzer AG (Registered)	39	20
Swatch Group AG (Registered)	2,527	71
Swatch Group AG, Class B	1,232	170
Swiss Reinsurance (Registered)	3,383	222
Swisscom AG (Registered)	1,053	344
Syngenta AG (a)	7,465	782
Synthes, Inc.	2,970	347
UBS AG (Registered)	57,751	4,908
Valora Holding AG (a)	96	18
Zurich Financial Services AG (a)	2,421	412
		30,955
Turkey (0.5%)
Akbank T.A.S.	66,377	441
Anadolu Efes Biracilik ve Malt Sanayii A.S.	1,871	50
Arcelik A.S.	15,912	92
Dogan Sirketler Grubu Holdings A.S. (a)	34,432	96
Dogan Yayin Holding A.S. (a)	21,299	55
Eregli Demir ve Celik Fabrikalari TAS	37,257	246
Ford Otomotive Sanayii A.S.	9,681	67
Haci Omer Sabanci Holding A.S.	38,798	200
Hurriyet Gazetecilik ve Matbaacilik A.S.	12,102	36
Koc Holding A.S.	27,755	126
Migros Turk TAS	11,169	95
Trakya Cam Sanayi A.S.	4,019	14
Tupras-Turkie Petrol Rafinerileri A.S.	11,456	202
Turk Sise Ve Cam Fabrikalari A.S.	11,985	38
Turkcell Iletisim Hizmetleri A.S.	38,726	213
Turkiye Garanti Bankasi A.S. (a)	100,890	301
Turkiye Is Bankasi	70,659	491
Yapi ve Kredi Bankasi A.S. (a)	33,831	141
		2,904
United Kingdom (16.6%)
3I Group Plc	9,460	131
Aegis Group plc	38,679	95
Alliance Unichem plc	4,158	64
Amec plc	9,740	63
Amvescap plc	11,317	73
ARM Holdings plc	43,269	90
Arriva plc	6,576	68
Associated British Ports Holdings plc	14,141	131
AstraZeneca plc	81,759	3,800
Aviva plc	106,444	1,169
BAA plc	58,481	644
BAE Systems plc	160,216	971
Balfour Beatty plc	23,938	138
Barclays plc	297,138	3,003
Barratt Developments plc	8,595	115
BBA Group plc	24,241	127
Bellway plc	3,854	59

Berkeley Group Holdings plc (a)	4,037	62
BG Group plc	162,339	1,540
BHP Billiton plc	145,246	2,347
BOC Group plc	30,217	614
Boots Group plc	31,872	342
BP plc	1,077,219	12,796
BPB plc	26,609	345
British Airways plc (a)	26,082	135
British American Tobacco plc	74,536	1,566
British Land Co. plc	39,554	656
British Sky Broadcasting plc	39,104	387
BT Group plc	400,301	1,569
Bunzl plc	20,918	210
Cable & Wireless plc	116,291	293
Cadbury Schweppes plc	103,126	1,040
Carnival plc	12,767	660
Centrica plc	123,359	535
Cobham plc	56,610	158
Compass Group plc	154,018	560
Corus Group plc	196,650	179
Daily Mail & General Trust, Class A	11,011	128
Diageo plc	168,739	2,426
Dixons Group plc	66,685	177
Electrocomponents plc	29,846	128
Emap plc	9,204	134
EMI Group plc	29,007	124
Enterprise Inns plc	25,968	386
Exel plc	20,182	437
Firstgroup plc	17,876	104
FKI plc	7,577	15
Friends Provident plc	78,725	260
GKN plc	23,334	121
GlaxoSmithKline plc	287,664	7,316
GUS plc	33,000	497
Hammerson plc	21,690	356
Hanson plc	41,100	427
HBOS plc	176,390	2,655
Hilton Group plc	118,802	659
HSBC Holdings plc	526,984	8,523
IMI plc	23,602	179
Imperial Chemical Industries plc	65,256	344
Imperial Tobacco Group plc	31,636	906
InterContinental Hotels Group plc	34,666	438
Invensys plc (a)	60,854	16
ITV plc (a)	135,003	269
Johnson Matthey plc	14,688	306
Kelda Group plc	28,432	352
Kesa Electricals plc	8,981	40
Kingfisher plc	40,313	154
Land Securities Group plc	35,398	923
Legal & General Group plc	265,165	531
Liberty International plc	19,123	336
Lloyds TSB Group plc	254,973	2,100
LogicaCMG plc	35,943	112
Man Group plc	3,684	108

Marks & Spencer Group plc	57,749	382
Meggitt plc	26,324	151
MFI Furniture plc	6,439	12
Misys plc	24,343	87
Mitchells & Butlers plc	38,452	248
National Express Group plc	6,715	99
National Grid plc	153,353	1,438
Next plc	9,075	223
Pearson plc	28,138	327
Peninsular & Oriental Steam Navigation Co. (The)	45,240	266
Persimmon plc	9,675	146
Pilkington plc	53,080	130
Prudential plc	71,742	651
Punch Taverns plc	18,379	259
Rank Group plc	42,646	224
Reckitt Benckiser plc	51,873	1,580
Reed Elsevier plc	44,410	411
Reuters Group plc	52,158	344
Rexam plc	26,179	238
Rio Tinto plc (c)	63,085	2,579
Rolls-Royce Group plc (a)	82,976	547
Royal & Sun Alliance Insurance Group	105,213	180
Royal Bank of Scotland Group plc	137,235	3,895
SABMiller plc	26,725	518
Sage Group plc	70,602	287
Sainsbury (J) plc	56,599	279
Scottish & Newcastle plc	12,647	103
Scottish & Southern Energy plc	48,116	873
Scottish Power plc	104,601	1,054
Serco Group plc	9,356	42
Severn Trent plc	24,738	432
Signet Group plc	53,624	97
Slough Estates plc	30,652	288
Smith & Nephew plc	31,748	267
Smiths Group plc	27,853	471
Stagecoach Group plc	24,151	48
Tate & Lyle plc	35,920	288
Taylor Woodrow plc	21,025	120
Tesco plc	321,298	1,754
TI Automotive Ltd., Class A (a)(d)	1,505	—	@
Tomkins plc	50,135	256
Unilever plc	150,711	1,574
United Business Media plc	9,976	97
United Utilities plc	5,482	63
Vodafone Group plc	3,071,138	7,990
Whitbread plc	18,967	318
William Hill plc	30,085	309
Wimpey George plc	14,057	106
Wolseley plc	27,907	590
WPP Group plc	34,449	351
Yell Group plc	22,346	188
		101,902
Total Common Stocks (Cost $463,283)		562,308

No. of
Rights
Rights (0.0%)
Norway (0.0%)
Norske Skogindustrier ASA, expiring 10/13/05 (Cost $@—) (a)	5,100	9

	Face
	Amount (000)
Short-Term Investments (19.0%)
Short-Term Debt Securities held as Collateral on Loaned Securities (11.4%)
Abbey National Treasury Services, 3.59%, 1/13/06 (h)	$1,394	1,394
ASAP Funding Ltd., 3.79%, 10/21/05	938	938
Atlantis One Funding, 3.66%, 11/1/05	672	672
Bank of New York,
3.70%, 4/4/06 (h)	941	941
3.83%, 10/28/05 (h)	3,088	3,088
Barclays New York, 3.78%, 11/1/05	941	941
Bear Stearns,
3.78%, 6/15/06 (h)	1,883	1,883
4.02%, 12/5/05 (h)	829	829
Beta Finance, Inc., 3.67%, 10/21/05	1,608	1,608
Calyon, N.Y., 3.86%, 2/27/06 (h)	753	753
CC USA, Inc.,
3.83%, 4/18/06 (h)	941	941
3.99%, 10/28/05 (h)	904	904
CIC, N.Y., 3.72%, 2/13/06 (h)	2,824	2,824
Citigroup Funding, Inc., 3.86%, 10/7/05	1,881	1,881
Dekabank Deutsche Girozentrale, 3.61%, 5/19/06 (h)	1,920	1,920
Deutsche Bank Securities, Inc., 3.96%, 10/3/05	13,871	13,871
Dorada Finance, Inc.,
3.74%, 11/10/05	858	858
3.75%, 11/14/05	671	671
3.93%, 11/30/05	2,057	2,057
Dresdner Bank, N.Y., 3.65%, 10/11/05	753	753
Fortis Bank, New York, 3.79%, 10/25/05	1,909	1,909
Goldman Sachs Group LP, 3.75%, 2/15/06 (h)	941	941
Grampian Funding LLC, 3.79%, 12/8/05	558	558
K2 (USA) LLC,
3.74%, 2/15/06 (h)	866	866
3.83%, 10/24/05-4/25/06 (h)	3,614	3,614
Links Finance LLC,
3.81%, 2/27/06 (h)	1,130	1,130
3.83%, 10/27/05-4/18/06 (h)	2,824	2,824
Marshall & Ilsley Bank, 3.97%, 12/29/05 (h)	2,636	2,636
Nationwide Building Society,
3.71%, 1/13/06 (h)	1,507	1,507
4.03%, 10/2/06 (h)	2,184	2,184
Procter & Gamble Co., 3.77%, 10/31/06 (h)	772	772
Rabobank USA Financial Corp., 3.89%, 10/3/05	2,070	2,070
Sheffield Receivable Corp., 3.78%, 10/25/05	939	939
Sigma Finance, Inc. 3.84%, 3/22/06 (h)	1,883	1,883
SLM Corp., 3.80%, 10/31/06 (h)	1,883	1,883
Tango Finance Corp., 3.83%, 3/22/06 (h)	1,582	1,582

Unicredito London, 3.62%, 10/27/05	933	933
Wachovia Bank N.A., 3.80%, 10/2/06 (h)	1,883	1,883
		69,841
Repurchase Agreement (7.6%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $46,530 (f)	46,516	46,516
Total Short-Term Investment (Cost $116,357)		116,357
Total Investments+ (110.6%) (Cost $579,640) including $66,615 of Securities Loaned		678,674
Liabilities in Excess of Other Assets (-10.6%)		(65,309)
Net Assets (100%)		$613,365

(a)	Non-income producing security.
(c)	All or a portion of security on loan at September 30, 2005.
(d)	Security was valued at fair value — At September 30, 2005, the Portfolio held $2,954,000 of fair valued securities, representing 0.5% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2005.
@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $579,640,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $99,034,000 of which $111,147,000 related to appreciated securities and $12,113,000 related to depreciated securities.

Foreign Currency Exchange Contract Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver (000)		Value (000)	Settlement Date	For (000)		Value (000)	(Depreciation) (000)
AUD	200	$152	10/4/05	USD	152	$152	$— @
EUR	100	120	10/4/05	USD	120	120	— @
EUR	13,974	16,861	12/15/05	USD	17,211	17,211	350
EUR	10,177	12,279	12/15/05	USD	12,545	12,545	266
EUR	2,190	2,642	12/15/05	USD	2,702	2,702	60
GBP	180	317	10/4/05	USD	318	318	1
GBP	13	22	12/15/05	USD	23	23	1
GBP	3,160	5,568	12/15/05	USD	5,745	5,745	177
HKD	1,300	168	10/4/05	USD	168	168	— @
JPY	17,000	150	10/4/05	USD	150	150	— @
JPY	199,605	1,767	11/17/05	USD	1,770	1,770	3
JPY	493,724	4,371	11/17/05	USD	4,390	4,390	19
JPY	1,102,890	9,765	11/17/05	USD	10,147	10,147	382
JPY	649,920	5,773	12/15/05	USD	5,925	5,925	152
JPY	6,205	55	12/15/05	USD	57	57	2
JPY	577,783	5,132	12/15/05	USD	5,270	5,270	138
SGD	870	516	12/15/05	USD	519	519	3
USD	5,615	5,615	12/15/05	AUD	7,335	5,577	(38)
USD	511	511	12/15/05	AUD	668	508	(3)
USD	5,643	5,643	12/15/05	EUR	4,579	5,525	(118)
USD	7,828	7,828	12/15/05	EUR	6,351	7,662	(166)
USD	12,644	12,644	12/15/05	EUR	10,247	12,363	(281)
USD	10,550	10,550	12/15/05	EUR	8,561	10,329	(221)
USD	13,735	13,735	12/15/05	EUR	11,137	13,437	(298)
USD	3,576	3,576	12/15/05	GBP	1,966	3,464	(112)
USD	6,631	6,631	12/15/05	GBP	3,646	6,424	(207)
USD	2,983	2,983	12/15/05	GBP	1,640	2,889	(94)
USD	3,342	3,342	12/15/05	GBP	1,839	3,239	(103)
USD	157	157	12/15/05	GBP	86	152	(5)
USD	1,762	1,762	10/05/05	JPY	199,605	1,759	(3)
USD	3,553	3,553	12/15/05	JPY	390,045	3,464	(89)
USD	5,270	5,270	12/15/05	JPY	577,783	5,132	(138)
USD	10,911	10,911	12/15/05	JPY	1,197,280	10,635	(276)
USD	5,270	5,270	12/15/05	JPY	577,830	5,132	(138)
USD	3,064	3,064	12/15/05	SEK	23,081	2,992	(72)
USD	1,009	1,009	12/15/05	SGD	1,690	1,002	(7)
USD	3,371	3,371	12/15/05	SGD	5,649	3,348	(23)
		$173,083				$172,245	$(838)

AUD -	Australian Dollar
EUR -	Euro
GBP -	British Pound
HKD -	Hong Kong Dollar
JPY -	Japanese Yen
SEK -	Swedish Krona
SGD -	Singapore Dollar
USD -	U.S. Dollar

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
	Number			Appreciation
	of Contracts	Value (000)	Expiration Date	(Depreciation) (000)
Long:

CAC 40 Index
(France)	81	$4,484	Dec-05	$98

DAX Index
(Germany)	38	5,785	Dec-05	(181)

FTSE 100 Index
(United Kingdom)	118	11,414	Dec-05	163

IBEX 35 Index
(Spain)	19	2,469	Oct-05	80

MSCI SING Index
(Singapore)	118	3,799	Oct-05	(30)

OMX 30 Index
(Sweden)	273	3,159	Oct-05	101

SPI 200 Index
(Australia)	75	6,631	Dec-05	197

TOPIX Index
(Japan)	130	16,132	Dec-05	1,523
				$1,951

Emerging Markets Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Shares	Value (000)
Common Stocks (96.3%)
(Unless otherwise noted)
Austria (0.4%)
Raiffeisen International Bank Holding AG (a)(c)	89,591	$5,982
Brazil (13.2%)
All America Latina Logistica S.A.	154,550	6,133
Banco Itau Holding Financeira S.A. (Preference)	49,962	11,860
Banco Itau Holding Financeira S.A. ADR (Preference) (c)	148,060	17,569
Banco Nacional S.A. (Preference) (a)	295,998,880	—	@
CEMIG S.A. (Preference)	70,786,092	2,682
CEMIG S.A. ADR (Preference) (c)	106,800	4,067
CPFL Energia S.A.	431,485	4,587
CPFL Energia S.A. ADR	41,010	1,306
CVRD ADR (Preference)	1,058,894	41,202
CVRD, Class A (Preference)	14,021	545
Electrobras S.A. Class B (Preference)	323,230,000	6,261
Embratel Participacoes S.A. (Preference) (a)	2,538,083,800	5,872
Empresa Brasileira de Aeronautica S.A. ADR	397,220	15,333
Gerdau S.A. (Preference)	407,500	6,066
Gerdau S.A. ADR (c)	201,979	3,016
Petrobras S.A. (Preference)	400,836	6,393
Petrobras S.A. ADR	437,075	31,246
Petrobras S.A. ADR (Preference)	553,198	35,266
Telesp Celular Participacoes S.A. (a)	51,813	181
Telesp Celular Participacoes S.A. (Preference) (a)	1,101,976	4,383
Unibanco	188,721	1,984
Unibanco GDR (c)	275,580	14,496
		220,448
Chile (0.7%)
Enersis S.A. ADR (c)	997,100	11,407
China/Hong Kong (5.2%)
Air China Ltd., Class H (a)	3,510,000	1,086
Asia Aluminum Holdings Ltd.	28,672,000	2,957
China Life Insurance Co., Ltd. (a)(c)	7,857,000	6,077
China Mobile Hong Kong Ltd.	2,456,000	12,031
China Resources Power Holdings Co.	7,657,000	4,886
China Techfaith Wireless Communication Technology Ltd. ADR (a)	107,700	1,018
Fountain Set Holdings Ltd.	4,633,000	2,254
Foxconn International Holdings Ltd. (a)	1,731,000	1,874
Global Bio-Chem Technology Group Co., Ltd. (c)	13,843,000	6,335
GOME Electrical Appliances Holdings Ltd. (c)	7,684,000	4,631
Grande Holdings Ltd. (c)	2,069,000	1,680
Hainan Meilan International Airport Co., Ltd., Class H	2,335,000	1,242
Hopewell Highway Infrastructure Ltd. (c)	5,074,000	3,597

1

Huadian Power International Corp., Ltd., Class H	11,085,000	3,072
Kingboard Chemical Holdings Ltd. (c)	1,895,000	4,727
Lianhua Supermarket Holdings Co., Ltd., Class H	2,064,000	2,395
Moulin Global Eyecare Holdings Ltd. (d)	2,150,000	—	@
PetroChina Co., Ltd., Class H	14,440,000	12,099
Ping An Insurance Group Co. of China Ltd., Class H	3,292,000	5,750
Shougang Concord Century Holdings Ltd.	12,407,000	784
TPV Technology Ltd.	7,922,000	5,478
Victory City International Holdings Ltd. (c)	3,929,000	1,064
Wumart Stores, Inc.	1,033,000	2,224
		87,261
Colombia (0.4%)
BanColombia S.A. ADR	285,730	6,272
Egypt (0.4%)
Eastern Tobacco	188,885	7,230
Hungary (0.3%)
Gedeon Richter Rt.	26,457	4,764
India (7.3%)
ABB Ltd. India	157,082	6,110
Aventis Pharma Ltd.	96,492	3,182
Bharat Heavy Electricals Corp.	596,385	16,609
Cipla Ltd.	456,665	3,948
Container Corp. of India Ltd.	156,919	4,748
GlaxoSmithKline Pharmaceuticals Ltd.	156,500	3,155
Glenmark Pharmaceuticals Ltd.	430,000	3,111
Gujarat Ambuja Cements Ltd. GDR	1,980,000	3,267
Gujarat Ambuja Cements, Ltd.	480,000	838
HDFC Bank Ltd.	316,000	4,943
Hero Honda Motors Ltd.	377,385	6,371
Hindalco Industries, Ltd.	922,792	3,087
Hindustan Lever Ltd.	992,260	4,089
Housing Development Finance Corp.	254,000	6,008
India Info.com PCL (a)(d)	393,611	—	@
Infosys Technologies Ltd.	217,036	12,428
ITC Ltd.	660,000	2,053
ITC Ltd.(Registered) GDR	651,000	2,005
Mahanagar Telephone Nigam Ltd.	945,000	2,741
Mahindra & Mahindra Ltd.	590,500	5,081
Morgan Stanley Growth Fund (a)(k)	17,282,900	10,809
Oil & Natural Gas Corp., Ltd.	35,200	850
Punjab National Bank (d)	372,500	4,015
Reliance Industries Ltd. GDR (e)	48,000	1,726
Siemens India Ltd.	57,000	3,403
UTI Bank Ltd.	241,000	1,456
UTI Bank Ltd. GDR (a)	316,000	1,880
Wipro Ltd.	481,000	4,069
		121,982
Indonesia (0.3%)
Bank Central Asia Tbk PT	9,872,000	3,307
Bumi Resources Tbk PT	17,865,000	1,561
Gudang Garam Tbk PT	900,500	953
		5,821

2

Israel (0.7%)
Check Point Software Technologies Ltd. (a)	497,784	12,106
Malaysia (1.5%)
Bandar Raya Developments Bhd	2,727,000	868
Commerce Asset Holdings Bhd	2,072,000	3,078
Magnum Corp. Bhd	4,281,000	2,351
MK Land Holdings Bhd	4,747,000	1,127
Resorts World Bhd	827,000	2,414
Road Builder (M) Holdings Bhd	1,658,000	867
SP Setia Bhd	2,865,499	2,950
Tenaga Nasional Bhd	2,498,000	7,158
YTL Corp. Bhd	3,189,066	4,654
		25,467
Mexico (10.4%)
America Movil S.A. de C.V., Class L ADR	1,819,209	47,882
Empresas ICA Sociedad Controladora S.A. de C.V. (a)	4,824,800	1,844
Empresas ICA Sociedad Controladora S.A. de C.V. ADR (a)	274,800	621
Fomento Economico Mexicano S.A. de C.V. ADR	238,220	16,656
Grupo Financiero Banorte S.A. de C.V., Class O	668,890	5,977
Grupo Televisa S.A. ADR	594,440	42,627
Kimberly-Clark de Mexico S.A. de C.V., Class A	1,557,470	5,878
Wal-Mart de Mexico S.A. de C.V. ADR (c)	156,092	7,938
Wal-Mart de Mexico S.A. de C.V., Series V	8,720,608	44,458
		173,881
Morocco (0.8%)
Attijariwafa Bank	8,599	1,016
Banque Marocaine du Commerce Exterieur	66,500	5,136
Maroc Telecom (a)	76,700	811
ONA S.A.	64,900	6,952
		13,915
Pakistan (0.3%)
National Bank of Pakistan	791,100	1,928
Pakistan Telecommunication Co., Ltd.	2,883,200	2,970
		4,898
Poland (4.1%)
Agora S.A.	400,985	8,361
Bank Pekao S.A.	209,499	11,564
Central European Distribution Corp. Co. (a)(c)	161,000	6,857
NFI Empik Media & Fasion S.A. (a)	758,047	1,325
Polski Koncern Naftowy Orlen	254,420	5,212
Powszechna Kasa Oszczednosci Bank Polski S.A.	1,191,845	11,512
Telekomunikacja Polska S.A.	317,734	2,475
Telekomunikacja Polska S.A. GDR	1,709,900	13,374
TVN S.A. (a)	469,510	8,206
		68,886
Russia (10.5%)
Alliance Cellulose Ltd. (a)(d)	592,359	—	@
Efes Breweries International N.V. GDR (a)	207,239	7,384
Highland Gold Mining Ltd.	1,584,700	6,177
LUKOIL ADR	1,285,636	74,245
Mobile Telesystems ADR	195,900	7,969
Mobile Telesystems GDR (e)	254,800	10,358

3

NovaTek OAO GDR (a)	207,630	4,962
OAO Gazprom ADR (Registered) (c)	98,640	6,638
Pyaterochka Holding N.V. GDR (e)	787,588	16,004
Sberbank RF GDR (a)	244,350	23,458
Surgutneftegaz ADR	198,698	10,730
Wimm-Bill-Dann Foods OJSC ADR (a)	436,100	8,373
		176,298
South Africa (12.1%)
African Bank Investments Ltd.	3,992,200	13,349
Anglo American plc (London Shares)	1	—	@
Aveng Ltd. (c)	3,572,900	9,417
Barloworld Ltd.	516,800	9,457
Edgars Consolidated Stores Ltd.	2,328,700	11,634
Harmony Gold Mining Co., Ltd. (a)	748,102	8,417
Harmony Gold Mining Co., Ltd. ADR (a)	320,673	3,508
Impala Platinum Holdings Ltd.	73,938	8,412
J.D. Group Ltd.	372,000	4,540
Lewis Group Ltd.	108,300	733
Massmart Holdings Ltd.	1,529,445	12,996
Mittal Steel South Africa Ltd.	200	2
MTN Group Ltd.	3,071,950	25,470
Murray & Roberts Holdings Ltd.	2,267,900	7,012
Naspers Ltd., Class N	1,172,800	19,191
Pretoria Portland Cement Co., Ltd.	169,100	7,743
Shoprite Holdings Ltd.	2,809,009	7,625
Standard Bank Group Ltd.	2,409,804	26,544
Steinhoff International Holdings Ltd.	4,298,821	13,326
Tiger Brands Ltd.	616,500	13,562
		202,938
South Korea (11.3%)
Cheil Industries, Inc.	305,740	6,563
Daelim Industrial Co.	23,770	1,676
Doosan Heavy Industries and Construction Co., Ltd.	370,680	6,998
Doosan Infracore Co., Ltd.	192,530	2,177
GS Engineering & Construction Corp.	283,070	11,285
Handsome Co., Ltd.	110,010	1,128
Hankook Tire Co., Ltd.	648,370	8,574
Hanmi Pharm Co., Ltd.	23,280	2,180
Hyundai Heavy Industries Co., Ltd.	63,900	4,752
Hyundai Mobis	123,510	10,144
Hyundai Motor Co.	122,860	9,596
Hyundai Motor Co. (Preference)	78,090	4,131
KIA Motors Corp.	299,850	5,603
Korean Air Lines Co., Ltd.	107,320	1,954
KT&G Corp.	244,270	10,581
Orion Corp.	60,181	10,669
Pusan Bank	313,830	3,413
S-Oil Corp.	43,190	3,539
Samsung Electronics Co., Ltd.	59,593	33,580
Samsung Electronics Co., Ltd. (Preference)	27,549	11,986
Samsung Fire & Marine Insurance Co., Ltd.	33,580	3,475
Samsung Heavy Industries Co., Ltd.	163,730	2,385

4

Samsung SDI Co., Ltd.	77,640	8,073
Shinhan Financial Group Co., Ltd.	376,170	13,086
SK Corp.	124,200	7,201
STX Shipbuilding Co., Ltd.	153,480	3,456
STX Shipbuilding Co., Ltd. (New)	38,385	309
		188,514
Taiwan (8.8%)
Asia Optical Co., Inc.	834,301	5,330
AU Optronics Corp.	8,202,940	10,629
AU Optronics Corp. ADR	168,900	2,189
Catcher Technology Co., Ltd.	186,617	1,352
Cathay Financial Holding Co., Ltd.	4,422,000	8,248
Cheng Shin Rubber Industry Co., Ltd.	2,197,055	1,791
China Steel Corp.	8,576,700	7,650
Chinatrust Financial Holding Co., Ltd.	6,400,372	5,516
Compal Electronics, Inc.	6,140,000	6,059
CTCI Corp.	3,337,343	1,559
Cyberlink Corp.	550,881	1,456
Delta Electronics, Inc.	4,038,279	6,900
Delta Electronics, Inc. GDR	287,448	2,456
Eva Airways Corp.	1,108	—	@
Far EasTone Telecommunications Co., Ltd.	2,782,000	3,152
HON HAI Precision Industry Co., Ltd.	2,275,048	10,592
Infortrend Technology, Inc.	1,803,840	3,158
Kaulin Manufacturing Co., Ltd.	1,382,062	1,308
Largan Precision Co., Ltd.	481,044	4,305
MediaTek, Inc.	1,089,714	10,278
Phoenixtec Power Co., Ltd.	2,121,355	2,077
Polaris Securities Co., Ltd.	3,788,919	1,473
Radiant Opto-Electronics Corp.	1,092,561	2,726
Shin Kong Financial Holding Co., Ltd.	14,872,554	12,549
Springsoft, Inc.	1,745,112	2,934
Taishin Financial Holdings Co., Ltd.	5,200,156	3,048
Taiwan Mobile Co., Ltd.	3,582,000	3,411
Tsann Kuen Enterprise Co.	2,578,611	4,126
United Microelectronics Corp.	24,449,502	15,693
Vanguard International Semiconductor Corp.	5,555,358	3,850
Yang Ming Marine Transport	1,266,000	801
		146,616
Thailand (3.3%)
Advanced Info Service PCL (Foreign) (d)	2,582,900	6,796
Asian Property Development PCL (d)	14,164,700	1,249
Bangkok Bank PCL (Foreign) (c)	2,620,100	7,277
Banpu PCL (Foreign)	275,400	1,080
CH. Karnchang PCL (Foreign) (c)(d)	4,880,800	1,546
CP Seven Eleven PCL (Foreign) (d)	19,152,300	2,893
Italian-Thai Development PCL (Foreign) (c)(d)	18,554,000	4,430
Kasikornbank PCL (Foreign) (c)	2,507,600	4,093
Lalin Property PCL (Foreign) (d)	4,391,500	535
Land & Houses PCL (Foreign, Registered) (c)	9,988,300	2,203
MBK PCL (Foreign) (d)	765,700	886
PTT PCL (Foreign) (d)	1,331,100	7,913

5

Siam City Bank PCL (Foreign, Registered)	3,945,600	2,572
Siam Commercial Bank PCL (Foreign, Registered) (d)	1,596,600	2,003
Siam Makro PCL (Foreign) (d)	389,600	598
Sino Thai Engineering & Construction PCL (Foreign) (a)(c)(d)	3,711,200	1,139
Thai Oil PCL (Foreign) (d)	1,428,400	2,610
Total Access Communication PCL (a)(c)	1,343,600	4,327
True Corp. PCL (Foreign) (a)(d)	5,786,300	1,107
		55,257
Turkey (4.3%)
Akcansa Cimento A.S.	1,470,201	7,916
BIM Birlesik Magazalar AS (a)	284,507	7,131
Dogan Yayin Holding A.S. (a)	2,725,077	7,083
Enka Insaat ve Sanayi A.S.	263,305	2,875
Haci Omer Sabanci Holding A.S.	563,000	2,906
Hurriyet Gazetecilik ve Matbaacilik A.S.	2,846,955	8,457
Trakya Cam Sanayi A.S.	443,318	1,580
Turk Hava Yollari Anonim Ortakligi (a)	2,101,580	11,238
Turkiye Garanti Bankasi A.S. (a)	3,738,155	11,160
Yapi ve Kredi Bankasi A.S. (a)	3,004,797	12,497
		72,843
Total Common Stocks (Cost $1,187,850)		1,612,786

No. of
Warrants
Warrants (0.0%)
Thailand (0.0%)
Sino Thai Engineering & Construction PCL, expiring 4/18/08 (Cost $48) (a)	618,533	82

		Face
		Amount (000)
Fixed Income Securities (0.6%)
India (0.0%)
Saurashtra Cement & Chemicals Ltd. (expired maturity) (b)(d)	INR	700	—	@
Russia (0.6%)
MCSI Holding Ltd. (Secured Notes) (d)	$10,337		9,511
Total Fixed Income Securities (Cost $11,708)			9,511
Short-Term Investments (6.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (3.7%)
Abbey National Treasury Services, 3.59%, 1/13/06 (h)		1,231	1,231
ASAP Funding Ltd., 3.79%, 10/21/05		829	829
Atlantis One Funding, 3.66%, 11/1/05		593	593
Bank of New York,
3.70%, 4/4/06 (h)		831	831
3.83%, 10/28/05 (h)		2,726	2,726
Barclays New York, 3.78%, 11/1/05		831	831
Bear Stearns,
3.78%, 6/15/06 (h)		1,662	1,662
4.02%, 12/5/05 (h)		732	732
Beta Finance, Inc., 3.67%, 10/21/05		1,420	1,420

6

Calyon, N.Y., 3.86%, 2/27/06 (h)	665	665
CC USA, Inc.,
3.83%, 4/18/06 (h)	831	831
3.99%, 10/28/05 (h)	798	798
CIC, N.Y., 3.72%, 2/13/06 (h)	2,494	2,494
Citigroup Funding, Inc., 3.86%, 10/7/05	1,661	1,661
Dekabank Deutsche Girozentrale, 3.61%, 5/19/06 (h)	1,696	1,696
Deutsche Bank Securities, Inc., 3.96%, 10/3/05	12,248	12,248
Dorada Finance, Inc.,
3.74%, 11/10/05	758	758
3.75%, 11/14/05	593	593
3.93%, 11/30/05	1,816	1,816
Dresdner Bank, N.Y., 3.65%, 10/11/05	665	665
Fortis Bank, New York, 3.79%, 10/25/05	1,686	1,686
Goldman Sachs Group LP, 3.75%, 2/15/06 (h)	831	831
Grampian Funding LLC, 3.79%, 12/8/05	492	492
K2 (USA) LLC,
3.74%, 2/15/06 (h)	765	765
3.83%, 10/24/05-4/25/06 (h)	3,192	3,192
Links Finance LLC,
3.81%, 2/27/06 (h)	998	998
3.83%, 10/27/05-4/18/06 (h)	2,494	2,494
Marshall & Ilsley Bank, 3.97%, 12/29/05 (h)	2,328	2,328
Nationwide Building Society,
3.71%, 1/13/06 (h)	1,330	1,330
4.03%, 10/2/06 (h)	1,929	1,929
Procter & Gamble Co., 3.77%, 10/31/06 (h)	682	682
Rabobank USA Financial Corp., 3.89%, 10/3/05	1,828	1,828
Sheffield Receivable Corp., 3.78%, 10/25/05	829	829
Sigma Finance, Inc. 3.84%, 3/22/06 (h)	1,662	1,662
SLM Corp., 3.80%, 10/31/06 (h)	1,663	1,663
Tango Finance Corp., 3.83%, 3/22/06 (h)	1,396	1,396
Unicredito London, 3.62%, 10/27/05	824	824
Wachovia Bank N.A., 3.80%, 10/2/06 (h)	1,663	1,663
		61,672
Repurchase Agreement (3.2%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $54,367 (f)	54,350	54,350
Total Short-Term Investments (Cost $116,022)		116,022
Total Investments+ (103.8%) (Cost $1,315,628) — including $59,400 of Securities Loaned		1,738,401
Liabilities in Excess of Other Assets (-3.8%)		(64,029)
Net Assets (100%)		$1,674,372

(a)	Non-income producing security.
(b)	Issuer is in default.
(c)	All or a portion of security on loan at September 30, 2005.
(d)	Security was valued at fair value — At September 30, 2005, the Portfolio held $47,231,000 of fair valued securities, representing 2.8% of net assets.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

7

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2005.
(k)

Investments of Securities of Affiliated issuer — The Morgan Stanley Growth Fund, acquired at a cost of $3,415,000, is advised by an affiliate of the Adviser. During the nine months ended September 30, 2005, the Portfolio had no purchases or sales of this security. The Portfolio derived no income from this security during the nine months ended September 30, 2005.

@	Face Amount/Value is less than $500.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
INR	Indian Rupee
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $1,315,628,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $422,773,000 of which $478,884,000 related to appreciated securities and $56,111,000 related to depreciated securities.

8

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency to				Exchange			Appreciation
Deliver (000)		Value (000)	Settlement Date	For (000)		Value (000)	(Depreciation) (000)
BRL	2,562	$1,149	10/4/05	USD	1,148	$1,148	$(1)
BRL	2,438	1,093	10/5/05	USD	1,097	1,097	4
HKD	5,428	700	10/3/05	USD	700	700	—	@
PLN	2,538	778	10/3/05	USD	779	779	1
THB	1,066	26	10/3/05	USD	26	26	—	@
THB	75,224	1,833	10/4/05	USD	1,835	1,835	2
TRY	1,944	1,443	10/3/05	USD	1,437	1,437	(6)
TRY	264	196	10/4/05	USD	196	196	—	@
USD	236	236	10/3/05	BRL	524	235	(1)
USD	2,358	2,358	10/4/05	ZAR	15,176	2,388	30
USD	1,297	1,297	10/5/05	ZAR	8,345	1,313	16
USD	2,268	2,268	10/6/05	ZAR	14,475	2,277	9
USD	320	320	10/7/05	ZAR	2,033	320	—	@
ZAR	288,768	45,276	11/14/05	USD	45,168	45,168	(108)
		$58,973				$58,919	$(54)

BRL - Brazil Real

HKD - Hong Kong Dollar

PLN - Polish Zloty

THB - Thai Baht

TRY - New Turkish Lira

USD - U.S. Dollar

ZAR - South African Rand

9

Global Franchise Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Shares	Value (000)
Common Stocks (99.1%)
Canada (2.0%)
Torstar Corp., Class B	89,037	$1,781
Finland (4.2%)
Kone Oyj, Class B (a)	55,505	3,770
France (8.4%)
Groupe Danone	29,562	3,186
Pernod-Ricard S.A.	12,639	2,229
Sanofi-Aventis S.A.	25,805	2,132
		7,547
Netherlands (8.9%)
Reed Elsevier N.V.	157,020	2,167
Royal Numico N.V. (a)	74,033	3,240
Wolters Kluwer N.V. CVA	135,398	2,519
		7,926
Spain (3.7%)
Altadis S.A.	64,878	2,906
Zardoya Otis S.A.	15,989	447
		3,353
Sweden (4.4%)
Swedish Match AB	329,430	3,931
Switzerland (8.2%)
Nestle S.A. (Registered)	14,141	4,141
Novartis AG (Registered)	62,800	3,185
		7,326
United Kingdom (37.3%)
British American Tobacco plc	356,444	7,487
Cadbury Schweppes plc	546,926	5,518
Diageo plc	239,296	3,440
GCAP Media plc	180,166	1,017
GlaxoSmithKline plc	147,823	3,759
Imperial Tobacco Group plc	95,755	2,743
Reckitt Benckiser plc	135,920	4,140
SMG plc	673,377	1,113
Unilever plc	220,728	2,305
WPP Group plc	181,362	1,846
		33,368
United States (22.0%)
Altria Group, Inc.	58,367	4,302
Bristol-Myers Squibb Co.	100,468	2,417
Brown-Forman Corp., Class B	36,186	2,155
Harley-Davidson, Inc.	43,070	2,086
Kimberly-Clark Corp.	43,914	2,614
Merck & Co., Inc.	98,411	2,678
New York Times Co. (The), Class A	75,929	2,259

1

Scotts Miracle-Gro Co. (The), Class A	13,742	1,208
		19,719
Total Common Stocks (Cost $69,781)		88,721

	Face
	Amount (000)
Short-Term Investment (0.4%)
Repurchase Agreement (0.4%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $332 (Cost $332) (f)	$332	332
Total Investments+ (99.5%) (Cost $70,113)		89,053
Other Assets in Excess of Liabilities (0.5%)		458
Net Assets (100%)		$89,511

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $70,113,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $18,940,000 of which $21,241,000 related to appreciated securities and $2,301,000 related to depreciated securities.

2

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
				In			Unrealized
Currency to				Exchange			Appreciation
Deliver (000)		Value (000)	Settlement Date	For (000)		Value (000)	(Depreciation) (000)
EUR	37	$45	10/3/05	USD	45	$45	$—	@
EUR	41	49	10/4/05	USD	49	49	—	@
GBP	10,000	17,631	10/21/05	USD	17,371	17,371	(260)
		$17,725				$17,465	$(260)

EUR	- Euro
GBP	- British Pound
USD	- U.S. Dollar
@	- Face Amount/Value is less than $500.

3

Global Value Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Shares	Value (000)

Common Stocks (97.0%)
Australia (2.2%)
Boral Ltd.	105,963	$652
Foster’s Group Ltd.	140,045	623
National Australia Bank Ltd. (c)	42,291	1,066
		2,341
Bermuda (3.2%)
Tyco International Ltd.	88,913	2,476
XL Capital Ltd., Class A	13,224	900
		3,376
France (5.7%)
BNP Paribas S.A.	19,192	1,459
Lafarge S.A.	13,397	1,179
Sanofi-Aventis S.A.	18,205	1,504
Total S.A.	7,012	1,914
		6,056
Germany (1.3%)
BASF AG	7,815	587
Bayerische Motoren Werke AG	17,899	840
		1,427
Hong Kong (0.6%)
HongKong Electric Holdings Ltd.	119,680	597
Ireland (2.1%)
Bank of Ireland	77,627	1,227
Kerry Group plc, Class A	43,363	1,014
		2,241
Italy (3.3%)
ENI S.p.A.	74,425	2,211
Telecom Italia S.p.A. RNC	478,689	1,332
		3,543
Japan (8.4%)
Astellas Pharma, Inc. (c)	29,600	1,114
Canon, Inc.	21,200	1,145
Fuji Photo Film Co., Ltd.	32,600	1,074
Kao Corp. (c)	48,000	1,182
Mitsui Sumitomo Insurance Co., Ltd. (c)	56,000	648
Sumitomo Electric Industries Ltd. (c)	100,300	1,352
Takeda Pharmaceutical Co., Ltd. (c)	32,100	1,912
Toyota Motor Corp.	11,500	527
		8,954
Netherlands (4.4%)
Koninklijke Philips Electronics N.V.	16,579	440
Royal Dutch Shell plc ADR	38,509	2,528
Unilever N.V. CVA	14,863	1,057
Wolters Kluwer N.V. CVA	35,870	667
		4,692
New Zealand (0.9%)
Telecom Corp. of New Zealand Ltd. (c)	238,748	995

1

South Korea (0.9%)
SK Telecom Co., Ltd. ADR	41,604	909
Spain (2.0%)
Banco Bilbao Vizcaya Argentaria S.A.	60,042	1,053
Telefonica S.A.	67,512	1,105
		2,158
Switzerland (5.5%)
Nestle S.A. (Registered)	7,542	2,208
Novartis AG (Registered)	27,951	1,418
Syngenta AG (a)	9,767	1,022
UBS AG (Registered)	13,505	1,148
		5,796
Taiwan (0.8%)
Chunghwa Telecom Co., Ltd. ADR	44,560	825
United Kingdom (18.1%)
Amvescap plc	81,280	527
BAA plc	64,706	712
Barclays plc	129,911	1,313
Cadbury Schweppes plc	186,532	1,882
Diageo plc	84,912	1,221
GlaxoSmithKline plc	116,387	2,960
Imperial Tobacco Group plc	67,527	1,934
Morrison (WM) Supermarkets plc	210,408	660
Reed Elsevier plc	189,250	1,751
Rentokil Initial plc	151,233	441
Rolls-Royce Group plc (a)	263,119	1,733
Royal Bank of Scotland Group plc	56,957	1,616
Vodafone Group plc	735,556	1,914
WPP Group plc	54,542	555
		19,219
United States (37.6%)
Alcoa, Inc.	29,122	711
Altria Group, Inc.	33,889	2,498
American Electric Power Co., Inc.	29,247	1,161
American International Group, Inc.	9,532	591
BJ’s Wholesale Club, Inc. (a)(c)	32,325	899
Boeing Co. (The)	42,780	2,907
Bristol-Myers Squibb Co.	53,444	1,286
Chevron Corp.	21,674	1,403
Citigroup, Inc.	93,198	4,242
Exxon Mobil Corp.	8,450	537
First Data Corp.	26,934	1,077
Freddie Mac	17,511	989
General Dynamics Corp.	4,613	551
Georgia-Pacific Corp.	20,175	687
Hewlett-Packard Co.	49,431	1,443
International Business Machines Corp.	31,110	2,496
McDonald’s Corp.	38,336	1,284
Mellon Financial Corp.	39,073	1,249
Merrill Lynch & Co., Inc.	21,698	1,331
New York Times Co. (The), Class A (c)	16,203	482
Northrop Grumman Corp.	16,083	874
Pfizer, Inc.	59,004	1,473
Prudential Financial, Inc.	10,022	677
SBC Communications, Inc.	22,007	528
Schering-Plough Corp.	78,853	1,660
St. Paul Travelers Cos., Inc. (The)	31,441	1,411

2

Verizon Communications, Inc.	32,095	1,049
Viacom, Inc., Class B	29,397	970
Wyeth	51,494	2,383
Xerox Corp. (a)	77,787	1,062
		39,911
Total Common Stocks (Cost $86,783)		103,040

	Face
	Amount (000)
Short-Term Investments (10.9%)
Short-Term Debt Securities held as Collateral on Loaned Securities (7.9%)
Abbey National Treasury Services, 3.59%, 1/13/06 (h)	$167	167
ASAP Funding Ltd., 3.79%, 10/21/05	113	113
Atlantis One Funding, 3.66%, 11/1/05	80	80
Bank of New York,
3.70%, 4/4/06 (h)	371	371
3.83%, 10/28/05 (h)	113	113
Barclays New York, 3.78%, 11/1/05	113	113
Bear Stearns,
3.78%, 6/15/06 (h)	100	100
4.02%, 12/5/05 (h)	226	226
Beta Finance, Inc., 3.67%, 10/21/05	193	193
Calyon, N.Y., 3.86%, 2/27/06 (h)	91	91
CC USA, Inc.,
3.83%, 4/18/06 (h)	113	113
3.99%, 10/28/05 (h)	109	109
CIC, N.Y., 3.72%, 2/13/06 (h)	339	339
Citigroup Funding, Inc., 3.86%, 10/7/05	226	226
Dekabank Deutsche Girozentrale, 3.61%, 5/19/06 (h)	231	231
Deutsche Bank Securities, Inc., 3.96%, 10/3/05	1,667	1,667
Dorada Finance, Inc.,
3.74%, 11/10/05	103	103
3.75%, 11/14/05	81	81
3.93%, 11/30/05	247	247
Dresdner Bank, N.Y., 3.65%, 10/11/05	91	91
Fortis Bank, New York, 3.79%, 10/25/05	229	229
Goldman Sachs Group LP, 3.75%, 2/15/06 (h)	113	113
Grampian Funding LLC, 3.79%, 12/8/05	67	67
K2 (USA) LLC,
3.74%, 2/15/06 (h)	104	104
3.83%, 10/24/05-4/25/06 (h)	434	434
Links Finance LLC,
3.81%, 2/27/06 (h)	136	136
3.83%, 10/27/05-4/18/06 (h)	339	339
Marshall & Ilsley Bank, 3.97%, 12/29/05 (h)	317	317
Nationwide Building Society,
3.71%, 1/13/06 (h)	181	181
4.03%, 10/2/06 (h)	262	262
Procter & Gamble Co., 3.77%, 10/31/06 (h)	93	93
Rabobank USA Financial Corp., 3.89%, 10/3/05	249	249
Sheffield Receivable Corp., 3.78%, 10/25/05	113	113
Sigma Finance, Inc. 3.84%, 3/22/06 (h)	226	226
SLM Corp., 3.80%, 10/31/06 (h)	226	226
Tango Finance Corp., 3.83%, 3/22/06 (h)	190	190
Unicredito London, 3.62%, 10/27/05	112	112
Wachovia Bank N.A., 3.80%, 10/2/06 (h)	226	226
		8,391

3

Repurchase Agreement (3.0%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $3,228 (f)	3,227	3,227
Total Short-Term Investments (Cost $11,618)		11,618
Total Investments+ (107.9%) (Cost $98,401) — including $7,994 of Securities Loaned		114,658
Liabilities in Excess of Other Assets (-7.9%)		(8,389)
Net Assets (100%)		$106,269

(a)	Non-income producing security.
(c)	All or a portion of security on loan at September 30, 2005.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2005.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
RNC	Non-Convertible Savings Shares
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $98,401,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $16,257,000 of which $18,491,000 related to appreciated securities and $2,234,000 related to depreciated securities.

4

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

Net
				In			Unrealized
Currency to				Exchange			Appreciation
Deliver (000)		Value (000)	Settlement Date	For (000)		Value (000)	(Depreciation) (000)
JPY	18,710	$165	10/3/05	USD	166	$166	$1

JPY	- Japanese Yen
USD	- U.S. Dollar

5

International Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Shares	Value (000)
Common Stocks (97.0%)
Australia (0.3%)
Orica Ltd. (c)	1,341,596	$21,488
Austria (1.6%)
Telekom Austria AG (c)	6,581,790	130,932
Belgium (0.8%)
Fortis (c)	2,168,473	62,686
France (11.0%)
BNP Paribas S.A.	1,210,960	92,065
Carrefour S.A. (c)	1,729,151	79,563
France Telecom S.A.	11,572,907	332,186
Sanofi-Aventis S.A. (c)	906,524	74,913
Societe Generale	570,056	65,060
Total S.A.	963,856	263,108
		906,895
Germany (6.2%)
Bayer AG	1,170,738	42,906
Bayerische Motoren Werke AG	1,954,370	91,758
Deutsche Telekom AG (Registered) (c)	3,439,976	62,602
Linde AG	778,145	57,336
Muenchener Rueckversicherungs AG (Registered)	365,205	41,703
Porsche AG (Non-Voting Shares)	146,180	112,409
Siemens AG (Registered)	1,338,641	103,140
		511,854
Italy (3.3%)
ENI S.p.A. (c)	3,727,937	110,725
Telecom Italia S.p.A. RNC (c)	58,545,216	162,910
		273,635
Japan (20.2%)
Asatsu-DK, Inc. (c)	670,300	20,905
Astellas Pharma, Inc. (c)	2,269,800	85,389
Canon, Inc. (c)	2,782,000	150,246
Central Japan Railway Co.	11,117	86,582
Dai Nippon Printing Co., Ltd. (c)	8,991,000	144,959
Fuji Photo Film Co., Ltd. (c)	2,369,600	78,079
Kansai Electric Power Co., Inc. (The) (c)	4,867,800	107,430
Kao Corp. (c)	5,517,000	135,853
Kyocera Corp. (c)	1,254,900	87,342
Lawson, Inc.	1,051,700	39,657
Millea Holdings, Inc.	679	10,887
Mitsubishi Electric Corp. (c)	16,349,000	104,715
Mitsubishi Estate Co., Ltd. (c)	3,300,400	45,302
Mitsui Sumitomo Insurance Co., Ltd. (c)	3,310,000	38,319
NEC Corp. (c)	14,903,000	80,748
NTT DoCoMo, Inc.	52,519	93,466
Oriental Land Co., Ltd.	1,030,000	58,893
Osaka Gas Co., Ltd. (c)	15,409,000	53,895
Rohm Co., Ltd. (c)	649,200	56,338
Shinsei Bank Ltd. (c)	14,842,000	93,494
Tokyo Gas Co., Ltd. (c)	22,168,200	90,036
		1,662,535

1

Luxembourg (0.3%)
Arcelor	922,619	21,581
Netherlands (8.5%)
ABN AMRO Holding N.V.	4,267,453	102,231
Akzo Nobel N.V.	1,594,359	69,509
CSM N.V. CVA	1,679,314	47,637
ING Groep N.V. CVA	2,807,503	83,623
Royal Dutch Shell plc	4,273,950	141,121
Royal KPN N.V.	693,679	6,220
Unilever N.V. CVA (c)	3,552,761	252,595
		702,936
New Zealand (0.8%)
Telecom Corp. of New Zealand Ltd. (c)	15,373,960	64,041
Singapore (0.5%)
United Overseas Bank Ltd.	5,114,000	42,614
South Korea (1.4%)
Samsung Electronics Co., Ltd. GDR (Registered) (c)(e)	417,308	117,800
Spain (2.4%)
Repsol YPF S.A. (c)	706,181	22,884
Telefonica S.A. (c)	10,561,737	172,909
		195,793
Sweden (1.5%)
Nordea Bank AB	4,397,715	43,966
SKF AB, Class B (c)	5,829,644	75,954
		119,920
Switzerland (10.2%)
Credit Suisse Group (Registered)	1,003,922	44,445
Holcim Ltd. (Registered) (c)	1,914,041	127,105
Nestle S.A. (Registered)	1,154,685	338,118
Novartis AG (Registered)	3,389,601	171,929
UBS AG (Registered)	1,910,533	162,372
		843,969
Taiwan (0.6%)
Chunghwa Telecom Co., Ltd. ADR	2,790,834	51,658
United Kingdom (27.4%)
BAA plc	2,766,304	30,445
Barclays plc	5,908,994	59,718
BHP Billiton plc	7,098,134	114,677
BOC Group plc	6,459,782	131,366
BP plc	25,071,115	297,816
British American Tobacco plc	4,532,088	95,202
Bunzl plc	3,238,187	32,440
Cadbury Schweppes plc	12,580,881	126,924
GlaxoSmithKline plc	5,164,696	131,355
GUS plc	3,485,949	52,538
Hays plc	32,845,583	71,111
Imperial Tobacco Group plc	7,971,758	228,338
Intercontinental Hotels Group plc	7,707,716	97,472
National Grid plc	12,025,226	112,728
Reckitt Benckiser plc	2,556,683	77,877
Reed Elsevier plc	14,161,251	131,004
Rolls-Royce Group plc (a)	7,162,549	47,184
Royal Bank of Scotland Group plc	4,104,241	116,473
Scottish Power plc	6,865,765	69,206
Vodafone Group plc	72,812,755	189,425

2

Wolseley plc	1,997,598	42,244
		2,255,543
Total Common Stocks (Cost $6,525,061)		7,985,880

No. of
Warrants
Warrants (0.0%)
France (0.0%)
France Telecom S.A. (Cost $ @—) (a)	11,669,006	842

	Face
	Amount (000)
Short-Term Investments (12.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (12.6%)
Abbey National Treasury Services, 3.59%, 1/13/06 (h)	$20,624	20,624
ASAP Funding Ltd., 3.79%, 10/21/05	13,886	13,886
Atlantis One Funding, 3.66%, 11/1/05	9,940	9,940
Bank of New York,
3.70%, 4/4/06 (h)	13,932	13,932
3.83%, 10/28/05 (h)	45,692	45,692
Barclays New York, 3.78%, 11/1/05	13,932	13,932
Bear Stearns,
3.78%, 6/15/06 (h)	27,863	27,863
4.02%, 12/5/05 (h)	12,263	12,263
Beta Finance, Inc., 3.67%, 10/21/05	23,793	23,793
Calyon, N.Y., 3.86%, 2/27/06 (h)	11,141	11,141
CC USA, Inc.,
3.83%, 4/18/06 (h)	13,931	13,931
3.99%, 10/28/05 (h)	13,378	13,378
CIC, N.Y., 3.72%, 2/13/06 (h)	41,792	41,792
Citigroup Funding, Inc., 3.86%, 10/7/05	27,842	27,842
Dekabank Deutsche Girozentrale, 3.61%, 5/19/06 (h)	28,421	28,421
Deutsche Bank Securities, Inc., 3.96%, 10/3/05	205,270	205,270
Dorada Finance, Inc.,
3.74%, 11/10/05	12,702	12,702
3.75%, 11/14/05	9,937	9,937
3.93%, 11/30/05	30,444	30,444
Dresdner Bank, N.Y., 3.65%, 10/11/05	11,145	11,145
Fortis Bank, New York, 3.79%, 10/25/05	28,256	28,256
Goldman Sachs Group LP, 3.75%, 2/15/06 (h)	13,932	13,932
Grampian Funding LLC, 3.79%, 12/8/05	8,250	8,250
K2 (USA) LLC,
3.74%, 2/15/06 (h)	12,818	12,818
3.83%, 10/24/05-4/25/06 (h)	53,493	53,493
Links Finance LLC,
3.81%, 2/27/06 (h)	16,720	16,720
3.83%, 10/27/05-4/18/06 (h)	41,792	41,792
Marshall & Ilsley Bank, 3.97%, 12/29/05 (h)	39,009	39,009
Nationwide Building Society,
3.71%, 1/13/06 (h)	22,296	22,296
4.03%, 10/2/06 (h)	32,321	32,321
Procter & Gamble Co., 3.77%, 10/31/06 (h)	11,424	11,424
Rabobank USA Financial Corp., 3.89%, 10/3/05	30,640	30,640
Sheffield Receivable Corp., 3.78%, 10/25/05	13,889	13,889
Sigma Finance, Inc. 3.84%, 3/22/06 (h)	27,860	27,860
SLM Corp., 3.80%, 10/31/06 (h)	27,863	27,863

3

Tango Finance Corp., 3.83%, 3/22/06 (h)	23,405	23,405
Unicredito London, 3.62%, 10/27/05	13,804	13,804
Wachovia Bank N.A., 3.80%, 10/2/06 (h)	27,863	27,863
		1,033,563
Repurchase Agreement (0.2%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $18,152 (f)	$18,146	18,146
Total Short-Term Investments (Cost $1,051,709)		1,051,709
Total Investments+ (109.8%) (Cost $7,576,770) including $981,095 of Securities Loaned		9,038,431
Liabilities in Excess of Other Assets (-9.8%)		(804,405)
Net Assets (100%)		$8,234,026

(a)	Non-income producing security.
(c)	All or a portion of security on loan at September 30, 2005.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2005.
ADR	American Depositary Receipt
CVA	Certificaten Van Aandelen
GDR	Global Depositary Receipts
RNC	Non-Convertible Savings Shares
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $7,576,770 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $1,461,661,000 of which $1,517,627,000 related to appreciated securities and $55,966,000 related to depreciated securities.

4

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver (000)		Value (000)	Settlement Date	For (000)		Value (000)	(Depreciation) (000)
EUR	134,252	$161,537	10/25/05	GBP	92,300	$162,729	$1,192
EUR	14	17	10/3/05	USD	17	17	— @
GBP	3,240	5,715	10/3/05	EUR	4,744	5,702	(13)
GBP	1,232	2,172	10/4/05	EUR	1,803	2,167	(5)
GBP	92,300	162,729	10/25/05	EUR	132,041	158,877	(3,852)
GBP	92,300	162,729	10/25/05	JPY	17,778,457	156,994	(5,735)
GBP	47,100	83,039	10/25/05	JPY	9,357,757	82,634	(405)
JPY	491,178	4,327	10/3/05	EUR	3,609	4,338	11
JPY	908,127	8,001	10/3/05	EUR	6,675	8,024	23
JPY	2,095,366	18,460	10/4/05	EUR	15,356	18,458	(2)
JPY	9,217,786	81,398	10/25/05	GBP	46,700	82,334	936
		$690,124				$682,274	$(7,850)

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

USD - U.S. Dollar

@ - Face Amount/Value is less than $500.

5

International Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Shares	Value (000)
Common Stocks (95.1%)
Australia (6.9%)
Centro Properties Group	182,450	$835
CFS Gandel Retail Trust	371,300	511
DB RREEF Trust	709,200	741
GPT Group	505,600	1,504
ING Industrial Fund	43,000	77
Investa Property Group	366,100	584
Macquarie CountryWide Trust	284,500	428
Macquarie Goodman Group	347,200	1,123
Mirvac Group	215,100	663
Stockland	326,300	1,533
Westfield Group	332,400	4,259
		12,258
Belgium (0.5%)
Befimmo S.C.A. REIT	2,968	312
Cofinimmo REIT	4,023	635
		947
Finland (1.8%)
Sponda Oyj	296,631	3,145
France (3.0%)
Klepierre REIT	10,372	1,041
Unibail	28,859	4,190
		5,231
Germany (1.0%)
IVG Immobilien AG	89,303	1,836
Hong Kong (7.8%)
Cheung Kong Holdings Ltd.	40,000	452
Guangzhou R&F Properties Co., Ltd. (a)	146,000	424
Hang Lung Properties Ltd.	447,000	712
Henderson Land Development Co., Ltd.	288,000	1,439
Hongkong Land Holdings Ltd.	546,000	1,714
Hysan Development Co., Ltd.	337,760	845
Kerry Properties Ltd.	329,000	833
New World Development Ltd.	1,351,000	1,776
Sun Hung Kai Properties Ltd.	466,000	4,827
Swire Pacific Ltd., Class A	47,000	433
Wharf Holdings Ltd.	54,000	211
Wheelock & Co., Ltd.	116,000	206
		13,872
Italy (3.6%)
Beni Stabili S.p.A.	5,178,288	5,459
Immobiliare Grande Distribuzione (a)	417,050	1,001
		6,460
Japan (7.5%)
Aeon Mall Co., Ltd.	16,000	624
Diamond City Co. Ltd.	10,000	380
Heiwa Real Estate Co., Ltd.	27,000	134
Japan Real Estate Investment Corp. REIT	4	32
Japan Retail Fund Investment Corp. REIT	4	32
Mitsubishi Estate Co., Ltd.	296,000	4,063
Mitsui Fudosan Co., Ltd.	246,000	3,700
Nippon Building Fund, Inc. REIT	4	34
NTT Urban Development Corp.	207	1,061
Sumitomo Realty & Development Co., Ltd.	157,000	2,327
Tokyu Land Corp.	128,000	827
		13,214
Netherlands (10.0%)
Corio N.V. REIT	50,771	2,947

1

Eurocommercial Properties N.V. CVA REIT	69,082	2,616
Rodamco Europe N.V. REIT	71,656	6,193
Vastned Offices/Industrial N.V. REIT	25,525	695
Vastned Retail N.V. REIT	25,267	1,663
Wereldhave N.V. REIT	33,226	3,520
		17,634
Singapore (1.6%)
CapitaLand Ltd.	473,000	878
CapitaMall Trust REIT	44,000	61
Fortune Real Estate Investment T rust REIT	269,000	208
Keppel Land Ltd.	151,000	330
Prime REIT (a)	160,000	98
Singapore Land Ltd.	64,000	206
Suntec Real Estate Investment Trust REIT	636,000	432
United Industrial Corp., Ltd.	861,000	555
		2,768
Spain (5.0%)
Immobiliaria Colonial S.A.	93,256	5,661
Immobiliaria Urbis S.A.	74,954	1,689
Metrovacesa S.A.	21,339	1,571
		8,921
Sweden (3.1%)
Castellum AB	51,287	1,892
Hufvudstaden AB, Class A	544,770	3,655
		5,547
Switzerland (3.5%)
Allreal Holding AG	10,300	929
PSP Swiss Property AG (a)	104,731	5,259
		6,188
United Kingdom (39.8%)
British Land Co. plc	725,415	12,033
Brixton plc	485,219	3,340
Capital & Regional plc	178,773	2,535
CLS Holdings plc (a)	67,341	563
Derwent Valley Holdings plc	92,346	2,127
Freeport plc	148,523	1,149
Grainger Trust plc	162,288	1,305
Great Portland Estates plc	24,720	169
Hammerson plc	494,860	8,130
Land Securities Group plc	581,151	15,160
Liberty International plc	402,977	7,072
London Merchant Securities plc	841,424	3,354
Minerva plc	772,655	3,502
Shaftesbury plc	261,743	1,756
Slough Estates plc	534,835	5,023
Unite Group plc	581,941	3,192
		70,410
Total Common Stocks (Cost $154,176)		168,855

	Face Amount (000)
Short-Term Investment (5.3%)
Repurchase Agreement (5.3%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $9,361 (Cost $9,358) (f)	$9,358	9,358
Total Investments+ (100.4%) (Cost $163,534)		178,213
Liabilities in Excess of Other Assets (-0.4%)		(1,076)
Net Assets (100%)		$177,137

(a)	Non-income producing security.

2

(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $163,534,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $14,255,000 of which $15,149,000 related to appreciated securities and $894,000 related to depreciated securities.

3

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
							Unrealized
Currency to							Appreciation
Deliver (000)		Value (000)	Settlement Date	In Exchange For (000)		Value (000)	(Depreciation) (000)
USD	68	$68	10/3/05	HKD	526	$68	$—	@

HKD	- Hong Kong Dollar
USD	- U.S. Dollar
@	- Amount is less than $500.

4

International Magnum Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Shares	Value (000)
Common Stocks (89.9%)
Australia (3.0%)
AMP Ltd. (c)	75,100	$426
Australia & New Zealand Banking Group Ltd.	10,508	192
BHP Billiton Ltd.	40,489	687
Coles Myer Ltd.	11,700	91
Gunns Ltd.	51,800	130
National Australia Bank Ltd.	8,480	214
Newcrest Mining Ltd.	13,350	214
Qantas Airways Ltd.	29,400	76
QBE Insurance Group Ltd.	15,400	219
Rio Tinto Ltd. (c)	14,050	634
Westpac Banking Corp.	14,700	237
		3,120
Austria (0.7%)
Erste Bank der Oesterreichischen Sparkassen AG	4,166	223
Telekom Austria AG (c)	26,991	537
		760
Belgium (1.2%)
AGFA-Gevaert N.V.	21,911	528
Fortis	7,072	205
Solvay S.A., Class A	4,131	480
		1,213
Finland (0.7%)
Nokia Oyj	31,141	522
Sampo Oyj, Class A	12,795	203
		725
France (11.6%)
Atos Origin S.A. (a)	6,138	434
AXA S.A.	30,268	831
BNP Paribas S.A.	22,809	1,734
Cap Gemini S.A. (a)	5,992	233
Carrefour S.A.	8,631	397
France Telecom S.A.	67,663	1,942
Gaz De France (a)(c)	14,366	481
Groupe Danone (c)	2,216	239
Pernod-Ricard S.A.	2,346	414
Peugeot S.A.	4,721	321
Sanofi-Aventis S.A.	15,819	1,307
Schneider Electric S.A.	7,589	599
Societe Generale (c)	5,013	572
Sodexho Alliance S.A. (c)	12,979	490
Total S.A.	7,885	2,153
		12,147
Germany (6.1%)
Allianz AG (Registered)	9,716	1,312
Bayerische Motoren Werke AG	24,960	1,172
Commerzbank AG	12,000	327
Deutsche Bank AG (Registered)	5,218	488
Deutsche Telekom AG (Registered)	30,750	559
Fresenius Medical Care AG	2,963	270
Linde AG	3,374	249
Muenchener Rueckversicherungs AG (Registered)	4,509	515

1

Siemens AG (Registered)	16,628	1,281
Volkswagen AG (c)	3,686	227
		6,400
Hong Kong (2.9%)
BOC Hong Kong Holdings Ltd.	85,000	170
Cheung Kong Holdings Ltd.	18,000	203
Dah Sing Financial Holdings Ltd.	8,000	54
Esprit Holdings Ltd.	67,800	507
Great Eagle Holdings Co.	157,000	419
Henderson Land Development Co., Ltd.	113,000	564
Hutchison Whampoa Ltd.	20,000	207
Hysan Development Co., Ltd.	141,000	353
New World Development Ltd.	330,000	434
Sun Hung Kai Properties Ltd.	7,000	73
Techtronic Industries Co.	40,000	102
		3,086
Ireland (0.9%)
Bank of Ireland	26,064	412
Kerry Group plc, Class A	18,076	422
Smith & Nephew plc	15,363	129
		963
Italy (2.1%)
ENI S.p.A.	30,453	904
Telecom Italia S.p.A. RNC	216,359	602
UniCredito Italiano S.p.A.	114,543	646
		2,152
Japan (21.0%)
Amada Co., Ltd.	34,000	271
Astellas Pharma, Inc.	12,600	474
Canon, Inc.	12,000	648
Casio Computer Co., Ltd.	25,000	363
Dai Nippon Printing Co., Ltd.	18,000	290
Daicel Chemical Industries Ltd.	55,000	356
Daifuku Co., Ltd. (c)	27,000	366
Daiichi Sankyo Co., Ltd. (a)(c)	19,700	404
Daikin Industries Ltd. (c)	18,000	482
Denki Kagaku Kogyo K.K. (c)	80,000	288
East Japan Railway Co.	68	388
FamilyMart Co., Ltd.	11,300	340
Fuji Machine Manufacturing Co., Ltd.	6,500	78
Fuji Photo Film Co., Ltd.	14,000	461
Fujitec Co., Ltd.	21,000	118
Fujitsu Ltd. (c)	81,000	534
Furukawa Electric Co., Ltd. (a)(c)	70,000	355
Hitachi Capital Corp. (c)	18,200	382
Hitachi High-Technologies Corp.	6,900	123
Hitachi Ltd.	71,000	450
House Foods Corp. (c)	9,200	140
Kaneka Corp.	42,000	548
Kurita Water Industries Ltd. (c)	21,000	381
Kyocera Corp.	5,100	355
Kyudenko Corp.	10,000	70
Lintec Corp.	10,000	148
Maeda Road Construction Co., Ltd.	10,000	75
Matsushita Electric Industrial Co., Ltd.	40,000	678
Minebea Co., Ltd.	48,000	198
Mitsubishi Chemical Corp.	95,000	315
Mitsubishi Corp.	37,000	730
Mitsubishi Estate Co., Ltd. (c)	23,000	316
Mitsubishi Heavy Industries Ltd.	127,000	450
Mitsubishi Logistics Corp. (c)	5,000	59

2

Mitsumi Electric Co., Ltd. (c)	18,100	184
Nagase & Co., Ltd.	13,000	152
NEC Corp.	80,000	433
Nifco, Inc.	13,000	220
Nintendo Co., Ltd.	4,700	548
Nippon Meat Packers, Inc.	19,000	206
Nippon Sheet Glass Co., Ltd. (c)	24,000	108
Nippon Telegraph & Telephone Corp.	60	295
Nissan Motor Co., Ltd. (c)	60,000	685
Nissha Printing Co., Ltd.	6,000	122
Nisshinbo Industries, Inc. (c)	24,000	208
Obayashi Corp. (c)	47,000	325
Ono Pharmaceutical Co., Ltd. (c)	7,800	364
Ricoh Co., Ltd.	29,000	453
Rinnai Corp. (c)	5,600	129
Rohm Co., Ltd.	3,000	260
Ryosan Co., Ltd. (c)	8,700	227
Sanki Engineering Co., Ltd.	4,000	38
Sanwa Shutter Corp. (c)	29,000	174
Sekisui Chemical Co., Ltd. (c)	47,000	335
Sekisui House Ltd.	28,000	343
Shin-Etsu Polymer Co., Ltd.	23,000	222
Sony Corp.	10,000	329
Suzuki Motor Corp. (c)	21,200	392
TDK Corp.	5,400	385
Teijin Ltd. (c)	54,000	315
Toho Co., Ltd.	7,400	117
Tokyo Electric Power Co., Inc. (The) (c)	10,600	268
Toshiba Corp. (c)	119,000	524
Toyo Ink Manufacturing Co., Ltd.	31,000	137
Toyota Motor Corp.	17,400	797
Tsubakimoto Chain Co.	47,000	265
Yamaha Corp. (c)	23,100	400
Yamaha Motor Co., Ltd.	18,000	372
		21,966
Netherlands (8.7%)
ASML Holding N.V. (a)	27,361	449
ING Groep N.V. CVA	20,966	625
Koninklijke Ahold N.V. (a)	52,629	398
Royal Dutch Shell plc, Class A	47,221	1,559
Royal Dutch Shell plc, Class B	42,459	1,466
Royal KPN N.V.	53,101	476
Royal Numico N.V. (a)	5,901	258
TNT N.V.	28,696	713
Unilever N.V. CVA	14,723	1,047
VNU N.V. (c)	14,849	467
Wolters Kluwer N.V. CVA	90,344	1,681
		9,139
Poland (0.9%)
Bank Pekao S.A.	8,645	477
Telekomunikacja Polska S.A.	60,684	473
		950
Singapore (1.7%)
CapitaCommercial Trust REIT (c)	45,400	41
CapitaLand Ltd.	227,000	421
City Developments Ltd.	60,000	330
Overseas-Chinese Banking Corp.	60,000	222
SembCorp Industries Ltd.	114,680	203
Singapore Airlines Ltd.	53,000	363
Venture Corp., Ltd.	20,000	171
		1,751

3

South Africa (0.3%)
Anglo American plc (London Shares)	9,380	280
Spain (3.3%)
Altadis S.A.	15,460	693
Banco Bilbao Vizcaya Argentaria S.A.	70,678	1,239
Banco Santander Central Hispano S.A.	89,829	1,180
Telefonica S.A.	22,909	375
		3,487
Sweden (1.3%)
Atlas Copco AB, Class A	11,461	222
ForeningsSparbanken AB	17,246	417
Nordea Bank AB	23,904	239
Sandvik AB	8,979	446
		1,324
Switzerland (6.7%)
Ciba Specialty Chemicals AG (Registered)	5,619	331
Compagnie Financiere Richemont AG, Class A	9,776	387
Credit Suisse Group (Registered)	5,528	245
Nestle S.A. (Registered)	4,361	1,277
Novartis AG (Registered)	46,647	2,366
Roche Holding AG (Genusschein)	3,414	474
Schindler Holding AG (Registered)	235	94
Swiss Reinsurance (Registered)	13,003	854
UBS AG (Registered)	11,481	976
		7,004
United Kingdom (16.8%)
ARM Holdings plc	54,433	113
AstraZeneca plc	23,071	1,072
BG Group plc	13,412	127
BOC Group plc	27,007	549
BP plc	90,888	1,080
Bunzl plc	37,187	373
Cadbury Schweppes plc	134,854	1,360
Carnival plc	2,333	121
Diageo plc	16,974	244
GlaxoSmithKline plc	91,664	2,331
Hays plc	196,363	425
HSBC Holdings plc	28,542	462
International Power plc (a)	97,238	426
Lloyds TSB Group plc	22,772	188
Man Group plc	15,120	442
Morrison (WM) Supermarkets plc	462,266	1,449
National Grid plc	18,306	172
O2 plc (a)	133,553	372
Prudential plc	48,564	441
Reckitt Benckiser plc	10,338	315
Reed Elsevier plc	37,232	344
Rexam plc	43,634	396
Rolls-Royce Group plc	33,182	219
Royal Bank of Scotland Group plc	47,550	1,349
Scottish & Southern Energy plc	14,656	266
Smiths Group plc	11,880	201
Standard Chartered plc	16,846	363
Tesco plc	41,696	228
Vodafone Group plc	767,429	1,996
William Hill plc	20,280	208
		17,632
Total Common Stocks (Cost $78,098)		94,099

4

No. of
Rights
Rights (0.0%)
France
France Telecom S.A. (Cost $@—) (a)	67,663	5

	Face
	Amount (000)
Short-Term Investments (17.8%)
Short-Term Debt Securities held as Collateral on Loaned Securities (9.3%)
Abbey National Treasury Services, 3.59%, 1/13/06 (h)	$193	193
ASAP Funding Ltd., 3.79%, 10/21/05	130	130
Atlantis One Funding, 3.66%, 11/1/05	93	93
Bank of New York,
3.70%, 4/4/06 (h)	130	130
3.83%, 10/28/05 (h)	427	427
Barclays New York, 3.78%, 11/1/05	130	130
Bear Stearns,
3.78%, 6/15/06 (h)	260	260
4.02%, 12/5/05 (h)	115	115
Beta Finance, Inc., 3.67%, 10/21/05	222	222
Calyon, N.Y., 3.86%, 2/27/06 (h)	104	104
CC USA, Inc.,
3.83%, 4/18/06 (h)	130	130
3.99%, 10/28/05 (h)	125	125
CIC, N.Y., 3.72%, 2/13/06 (h)	391	391
Citigroup Funding, Inc., 3.86%, 10/7/05	260	260
Dekabank Deutsche Girozentrale, 3.61%, 5/19/06 (h)	266	266
Deutsche Bank Securities, Inc., 3.96%, 10/3/05	1,919	1,919
Dorada Finance, Inc.,
3.74%, 11/10/05	119	119
3.75%, 11/14/05	93	93
3.93%, 11/30/05	285	285
Dresdner Bank, N.Y., 3.65%, 10/11/05	104	104
Fortis Bank, New York, 3.79%, 10/25/05	264	264
Goldman Sachs Group LP, 3.75%, 2/15/06 (h)		130
Grampian Funding LLC, 3.79%, 12/8/05	77	77
K2 (USA) LLC,
3.74%, 2/15/06 (h)	120	120
3.83%, 10/24/05-4/25/06 (h)	500	500
Links Finance LLC,
3.81%, 2/27/06 (h)	156	156
3.83%, 10/27/05-4/18/06 (h)	391	391
Marshall & Ilsley Bank, 3.97%, 12/29/05 (h)	365	365
Nationwide Building Society,
3.71%, 1/13/06 (h)	208	208
4.03%, 10/2/06 (h)	302	302
Procter & Gamble Co., 3.77%, 10/31/06 (h)	107	107
Rabobank USA Financial Corp., 3.89%, 10/3/05	286	286
Sheffield Receivable Corp., 3.78%, 10/25/05	130	130
Sigma Finance, Inc. 3.84%, 3/22/06 (h)	260	260
SLM Corp., 3.80%, 10/31/06 (h)	260	260
Tango Finance Corp., 3.83%, 3/22/06 (h)	219	219
Unicredito London, 3.62%, 10/27/05	129	129
Wachovia Bank N.A., 3.80%, 10/2/06 (h)	260	260
		9,660

5

Repurchase Agreement (8.5%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $8,919	8,916	8,916
Total Short-Term Investments (Cost $18,576)		18,576
Total Investments+ (107.7%) (Cost $96,674) including $9,191 of Securities Loaned		112,680
Liabilities in Excess of Other Assets (-7.7%)		(8,032)
Net Assets (100%)		104,648

(a)	Non-income producing security.
(c)	All or a portion of security on loan at September 30, 2005.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2005.

CVA	Certificaten Van Aandelen
REIT	Real Estate Investment Trust
RNC	Non-Convertible Savings Shares
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $96,674,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $16,006,000 of which $18,647,000 related to appreciated securities and $2,641,000 related to depreciated securities.

6

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver (000)		Value (000)	Settlement Date	For (000)		Value (000)	(Depreciation) (000)
EUR	139	$167	10/4/05	USD	167	$167	$— @
EUR	1,687	2,035	12/15/05	USD	2,081	2,081	46
EUR	382	461	12/15/05	USD	471	471	10
EUR	5,063	6,109	12/15/05	USD	6,247	6,247	138
GBP	49	87	10/4/05	USD	87	87	— @
GBP	692	1,219	12/15/05	USD	1,258	1,258	39
GBP	458	808	12/15/05	USD	835	835	27
GBP	815	1,437	12/15/05	USD	1,483	1,483	46
JPY	150,902	1,340	12/15/05	USD	1,376	1,376	36
JPY	736,791	6,544	12/15/05	USD	6,727	6,727	183
JPY	55,925	497	12/15/05	USD	510	510	13
USD	1,863	1,863	12/15/05	AUD	2,435	1,851	(12)
USD	163	163	12/15/05	AUD	213	162	(1)
USD	469	469	12/15/05	AUD	613	466	(3)
USD	150	150	10/3/05	EUR	124	149	(1)
USD	801	801	12/15/05	EUR	649	783	(18)
USD	251	251	12/15/05	EUR	204	246	(5)
USD	6,233	6,233	12/15/05	EUR	5,057	6,101	(132)
USD	556	556	12/15/05	GBP	306	539	(17)
USD	614	614	12/15/05	GBP	338	595	(19)
USD	3,942	3,942	12/15/05	GBP	2,166	3,816	(126)
USD	4,444	4,444	12/15/05	GBP	2,445	4,307	(137)
USD	206	206	12/15/05	JPY	22,625	201	(5)
USD	368	368	12/15/05	JPY	40,385	359	(9)
USD	1,202	1,202	12/15/05	JPY	131,925	1,172	(30)
USD	1,216	1,216	12/15/05	JPY	133,315	1,184	(32)
USD	7,309	7,309	12/15/05	JPY	801,778	7,122	(187)
		$50,491				$50,295	$(196)

AUD - Australian Dollar
EUR - Euro
GBP - British Pound
JPY - Japanese Yen
USD - U.S. Dollar
@ - Face Amount/Value is less than $500.

7

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

				Net
				Unrealized
				Appreciation
	Number of Contracts	Value (000)	Expiration Date	(Depreciation) (000)
Long:
DJ EURO STOXX 50
(Germany)	81	$3,345	Dec-05	$84
FTSE 100 Index
(United Kingdom)	17	1,644	Dec-05	23
SPI 200 Index
(Australia)	5	442	Dec-05	13
TOPIX Index
(Japan)	32	3,971	Dec-05	375
				$495

8

International Small Cap Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Shares	Value (000)
Common Stocks (100.4%)
Australia (4.0%)
Infomedia Ltd.	13,285,608	$4,914
John Fairfax Holdings Ltd.	4,262,226	14,791
MYOB Ltd.	11,308,291	9,272
Pacific Brands Ltd.	6,467,019	14,057
Ramsay Health Care Ltd.	1,764,433	12,650
		55,684
Belgium (2.1%)
Elia System Operator S.A./N.V. (a)	96,571	3,660
Omega Pharma S.A.	464,188	26,213
		29,873
Bermuda (1.2%)
Catlin Group Ltd.	1,874,959	16,535
Denmark (4.5%)
Carlsberg A/S, Class B	492,412	28,791
Danisco A/S	393,173	26,504
Kobenhavns Lufthavne A/S	30,876	7,724
		63,019
Finland (2.4%)
KCI Konecranes Oyj	247,344	11,447
Perlos Oyj	953,831	8,140
Ramirent Oyj	237,222	5,660
Uponor Oyj	357,157	8,264
		33,511
France (6.4%)
Autoroutes du Sud de la France	138,017	7,988
Bull S.A. (a)	11,848,227	10,681
Europeenne D’extincteurs (a)(d)	131,043	—	@
GL Trade S.A.	190,597	8,729
Neopost S.A.	166,942	16,183
Nexans S.A.	86,771	4,010
NRJ Group	596,502	12,906
SAFT Groupe S.A. (a)	427,601	14,844
Zodiac S.A.	225,746	13,323
		88,664
Germany (5.9%)
Celesio AG	86,517	7,576
GFK AG	279,727	10,541
Hugo Boss AG (Non-Voting Shares)	343,582	11,972
K&S AG	273,976	19,344
Sartorius AG (Non-Voting Shares)	328,639	8,710
Techem AG (a)	549,937	23,731
		81,874
Hong Kong (1.4%)
Asia Satellite Telecommunications Holdings Ltd.	2,284,000	4,328
Solomon Systech International Ltd.	24,669,900	8,905
Weichai Power Co., Ltd., Class H	2,814,400	6,258
		19,491
Ireland (4.0%)
C&C Group plc	2,790,434	16,704
Independent News & Media plc	1,082,264	3,161
Kerry Group plc, Class A	1,213,139	28,362
Kingspan Group plc	594,133	7,641
		55,868

1

Italy (5.1%)
Banca Italease S.p.A. (a)	183,644	4,408
Buzzi Unicem S.p.A.	1,137,629	17,886
Cassa di Risparmio di Firenze S.p.A.	4,091,989	11,792
Davide Campari-Milano S.p.A.	2,590,146	19,427
Interpump S.p.A.	581,095	3,919
SAES Getters S.p.A.	420,156	9,343
Sogefi S.p.A.	803,591	4,897
		71,672
Japan (26.0%)
Aplus Co., Ltd. (a)	5,213,800	24,897
Ariake Japan Co., Ltd.	1,479,400	33,823
Asia Securities Printing Co., Ltd.	593,500	7,702
Daibiru Corp.	323,300	2,623
HS Securities Co., Ltd.	471,900	10,726
Hurxley Corp.	377,237	6,581
Ito En Ltd.	362,300	16,949
Japan Securities Finance Co., Ltd.	971,000	10,231
Keisei Electric Railway Co., Ltd.	1,366,000	7,498
Megane TOP Co., Ltd.	169,500	1,339
Milbon Co., Ltd.	152,800	5,452
Nakanishi, Inc.	212,600	22,177
Nihon Trim Co., Ltd.	165,550	9,262
Nippon Restaurant System, Inc.	440,200	13,070
Nisshin Fire & Marine Insurance Co. Ltd. (The)	3,520,200	14,018
Patlite Corp.	249,700	5,137
Sanyo Electric Credit Co., Ltd.	1,193,300	25,652
Shinkawa Ltd.	873,900	17,246
Sumitomo Osaka Cement Co., Ltd.	11,485,000	36,629
Taiheiyo Cement Corp.	4,191,000	15,656
Taisei Lamick Co., Ltd.	239,300	6,493
Takuma Co., Ltd.	1,685,000	13,316
TOC Co., Ltd.	3,506,700	14,829
Toppan Forms Co., Ltd.	816,100	10,066
Union Tool Co.	225,000	7,810
Yamaichi Electronics Co., Ltd.	671,400	8,932
Yomiuri Land Co., Ltd.	1,047,000	7,250
Zentek Technology Japan, Inc. (a)	1,838	5,830
		361,194
Netherlands (2.2%)
Getronics NV	731,117	8,946
Nutreco Holding N.V.	332,716	14,637
Van Lanschot N.V. CVA	107,303	6,772
		30,355
New Zealand (4.5%)
Fisher & Paykel Appliances Holdings Ltd.	3,922,511	9,581
Fisher & Paykel Healthcare Corp., Ltd.	8,805,260	22,726
Sky City Entertainment Group Ltd.	3,675,675	12,234
Warehouse Group Ltd.	6,540,449	17,650
		62,191
Norway (4.1%)
DNB NOR ASA	1,039,994	10,717
Schibsted ASA	1,000,389	31,079
Veidekke ASA	250,219	6,838
Visma ASA	617,833	8,441
		57,075
South Korea (1.7%)
KT&G Corp.	548,660	23,766
Spain (0.9%)
Miquely Costas & Miquel S.A.	364,201	12,700
Sweden (2.7%)
Gunnebo AB	727,376	7,342
Saab AB, Class B	875,520	14,852

2

Swedish Match AB	1,286,173	15,347
		37,541
Switzerland (7.2%)
Edipresse S.A. (Bearer), Class B	26,972	12,920
Galenica Holding AG (Registered) (a)	66,869	13,381
Kaba Holding AG, Class B (Registered)	49,157	12,837
Schindler Holding AG	65,539	25,471
Sia Abrasives Holding AG	30,219	7,775
SIG Holding AG (Registered)	80,932	20,619
Zehnder Group AG, Class B	5,511	6,557
		99,560
United Kingdom (14.1%)
Cattles plc	2,679,879	14,180
De La Rue plc	832,169	5,636
Devro plc	3,486,084	8,055
DX Services plc	1,520,109	8,948
FKI plc	8,099,409	15,928
GCAP Media plc	1,047,281	5,911
Keller Group plc	1,246,687	8,905
Luminar plc	2,787,437	23,598
RHM plc (a)	1,067,484	5,780
Rotork plc	1,730,474	18,191
SIG plc	656,021	8,493
Spirax-Sarco Engineering plc	1,264,266	17,571
SSL International plc	1,728,644	8,217
Stagecoach Group plc	7,182,347	14,156
William Hill plc	1,504,923	15,475
Wincanton plc	2,963,973	17,408
		196,452
Total Common Stocks (Cost $1,065,673)		1,397,025

	Face
	Amount (000)
Short-Term Investment (0.5%)
Repurchase Agreement (0.5%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $6,445 (Cost $6,443) (f)	$6,443	6,443
Total Investments+ (100.9%) (Cost $1,072,116)		1,403,468
Liabilities in Excess of Other Assets (-0.9%)		(12,873)
Net Assets (100%)		$1,390,595

(a)                                  Non-income producing security.

(d)                                 Security was valued at fair value — At September 30, 2005, the Portfolio held a fair valued security valued at less than $500, representing less than 0.05% of net assets.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@                                    Face Amount/Value is less than $500.

CVA                      Certificaten Van Aandelen

+                                         At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $1,072,116,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $331,352,000 of which $355,171,000 related to appreciated securities and $23,819,000 related to depreciated securities.

3

Foreign Currency Exchange Contact Information:

The Portfolio had the following foreign currency exchange contract(s) open at period end:

							Net
Currency				In			Unrealized
to				Exchange			Appreciation
Deliver (000)		Value (000)	Settlement Date	For (000)		Value (000)	(Depreciation) (000)
EUR	290	$348	10/3/05	USD	349	$349	$1
EUR	333	401	10/4/05	USD	402	402	1
EUR	648	779	10/4/05	USD	781	781	2
JPY	172,469	1,519	10/3/05	USD	1,524	1,524	5
JPY	114,544	1,009	10/3/05	USD	1,015	1,015	6
JPY	152,229	1,341	10/4/05	USD	1,343	1,343	2
SEK	812	104	10/3/05	USD	104	104	—	@
SEK	1,571	203	10/4/05	USD	203	203	—	@
USD	854	854	10/3/05	DKK	5,286	851	(3)
USD	2,629	2,629	10/4/05	DKK	16,278	2,622	(7)
USD	1,983	1,983	10/3/05	EUR	1,646	1,978	(5)
USD	447	447	10/4/05	GBP	253	447	—	@
USD	48	48	10/3/05	NZD	69	48	—	@
USD	174	174	10/4/05	NZD	252	174	—	@
		$11,839				$11,841	$2

DKK - Danish Krone

EUR - Euro

GBP - British Pound

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

USD - U.S. Dollar

4

Equity Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Shares	Value (000)
Common Stocks (99.7%)
Advertising Agencies (3.5%)
Getty Images, Inc. (a)	153,661	$13,221
Monster Worldwide, Inc. (a)	293,300	9,007
		22,228
Agriculture Fishing & Ranching (2.9%)
Monsanto Co.	290,891	18,253
Air Transport (1.5%)
Expeditors International of Washington, Inc.	172,500	9,795
Biotechnology Research & Production (2.6%)
Genentech, Inc. (a)	195,656	16,476
Casinos & Gambling (3.2%)
International Game Technology	503,791	13,602
Station Casinos, Inc.	102,378	6,794
		20,396
Communications Technology (8.2%)
America Movil S.A. de C.V., Class L ADR	988,731	26,024
Corning, Inc. (a)	289,400	5,594
Crown Castle International Corp. (a)	364,440	8,976
QUALCOMM, Inc.	263,360	11,785
		52,379
Computer Services Software & Systems (4.7%)
Google, Inc., Class A (a)	94,840	30,013
Computer Technology (3.2%)
Dell, Inc. (a)	588,450	20,125
Seagate Technology, Inc. (a)(d)	186,100	—	@
		20,125
Consumer Electronics (6.0%)
Electronic Arts, Inc. (a)	302,085	17,186
Yahoo!, Inc. (a)	631,459	21,368
		38,554
Diversified Financial Services (2.3%)
Chicago Mercantile Exchange Holdings, Inc.	43,778	14,766
Education Services (2.6%)
Apollo Group, Inc., Class A (a)	249,849	16,588
Electronics: Semi-Conductors/Components (1.6%)
Marvell Technology Group Ltd. (a)	225,814	10,412
Energy — Miscellaneous (6.3%)
Southwestern Energy Co. (a)	130,200	9,557
Ultra Petroleum Corp. (a)	534,936	30,427
		39,984
Financial — Miscellaneous (7.0%)
Berkshire Hathaway, Inc., Class B (a)	6,754	18,445
Countrywide Financial Corp.	178,500	5,887
Marsh & McClennan Cos., Inc.	325,842	9,902
Moody’s Corp.	198,058	10,117
		44,351

1

Financial Data Processing Services & Systems (1.3%)
Paychex, Inc.	225,076	8,346
Health Care — Miscellaneous (2.2%)
Alcon, Inc.	107,999	13,811
Health Care Services (4.2%)
Dade Behring Holdings, Inc.	164,200	6,020
UnitedHealth Group, Inc.	364,040	20,459
		26,479
Homebuilding (1.8%)
Pulte Homes, Inc.	267,742	11,492
Leisure Time (3.0%)
Carnival Corp.	388,005	19,393
Manufacturing (1.4%)
Tyco International Ltd.	328,900	9,160
Medical & Dental Instruments & Supplies (2.3%)
Guidant Corp.	91,700	6,317
St. Jude Medical, Inc. (a)	172,950	8,094
		14,411
Recreational Vehicles & Boats (2.3%)
Harley-Davidson, Inc.	306,900	14,866
Retail (10.4%)
Amazon.com, Inc. (a)	234,713	10,632
Costco Wholesale Corp.	497,305	21,429
Home Depot, Inc.	448,738	17,115
Sears Holdings Corp. (a)	135,499	16,859
		66,035
Services: Commercial (8.2%)
Corporate Executive Board Co.	157,764	12,302
eBay, Inc. (a)	766,669	31,587
Iron Mountain, Inc. (a)	230,959	8,476
		52,365
Tobacco (2.5%)
Altria Group, Inc.	216,715	15,974
Transportation — Miscellaneous (1.6%)
C.H. Robinson Worldwide, Inc.	159,170	10,206
Utilities: Gas Pipelines (1.6%)
Questar Corp.	117,592	10,362
Utilities: Telecommunications (1.3%)
Sprint Nextel Corp.	349,518	8,312
Total Common Stocks (Cost $551,239)		635,532

	Face
	Amount (000)
Short-Term Investment (0.3%)
Repurchase Agreement (0.3%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $1,666 (Cost $1,665) (f)	$1,665	1,665
Total Investments+ (100.0%) (Cost $552,904)		637,197
Other Assets in Excess of Liabilities (0.0%)		57
Net Assets (100%)		$637,254

(a)                                  Non-income producing security.

2

(d)                                 Security was valued at fair value — At September 30, 2005, the Portfolio held a fair valued security, valued at less than $500, representing less than 0.05% of net assets.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

@                                    Face Amount/Value is less than $500.

ADR                     American Depositary Receipt

+                                         At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $552,904,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $84,293,000 of which $97,406,000 related to appreciated securities and $13,113,000 related to depreciated securities.

3

Focus Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Shares	Value (000)
Common Stocks (99.8%)
Advertising Agencies (4.2%)
Getty Images, Inc. (a)	17,854	$1,536
Monster Worldwide, Inc. (a)	32,100	986
		2,522
Agriculture Fishing & Ranching (3.3%)
Monsanto Co.	31,600	1,983
Biotechnology Research & Production (3.2%)
Genentech, Inc. (a)	22,800	1,920
Casinos & Gambling (4.0%)
International Game Technology	59,300	1,601
Station Casinos, Inc.	12,500	830
		2,431
Communications Technology (9.2%)
America Movil S.A. de C.V., Class L ADR	111,600	2,938
Crown Castle International Corp. (a)	46,337	1,141
QUALCOMM, Inc.	31,864	1,426
		5,505
Computer Services Software & Systems (5.8%)
Google, Inc., Class A (a)	11,050	3,497
Computer Technology (3.6%)
Dell, Inc. (a)	62,525	2,138
Consumer Electronics (7.7%)
Electronic Arts, Inc. (a)	38,600	2,196
Yahoo!, Inc. (a)	71,240	2,411
		4,607
Diversified Financial Services (2.9%)
Chicago Mercantile Exchange Holdings, Inc.	5,100	1,720
Education Services (3.0%)
Apollo Group, Inc., Class A (a)	27,100	1,799
Electronics: Semi-Conductors/Components (2.1%)
Marvell Technology Group Ltd. (a)	27,900	1,287
Energy - Miscellaneous (8.6%)
Ultra Petroleum Corp. (a)	91,040	5,178
Financial - Miscellaneous (3.3%)
Berkshire Hathaway, Inc., Class B (a)	731	1,996
Health Care - Miscellaneous (2.6%)
Alcon, Inc.	12,200	1,560
Health Care Services (3.5%)
UnitedHealth Group, Inc.	37,900	2,130
Homebuilding (2.2%)
Pulte Homes, Inc.	31,000	1,331
Leisure Time (3.4%)
Carnival Corp.	40,300	2,014
Recreational Vehicles & Boats (2.8%)

1

Harley-Davidson, Inc.	34,600	1,676
Retail (10.0%)
Costco Wholesale Corp.	52,900	2,279
Home Depot, Inc.	49,028	1,870
Sears Holdings Corp. (a)	14,700	1,829
		5,978
Services: Commercial (8.4%)
Corporate Executive Board Co.	19,200	1,497
eBay, Inc. (a)	85,505	3,523
		5,020
Transportation — Miscellaneous (1.8%)
C.H. Robinson Worldwide, Inc.	17,300	1,109
Utilities: Gas Pipelines (2.5%)
Questar Corp.	16,800	1,480
Utilities: Telecommunications (1.7%)
Sprint Nextel Corp.	43,209	1,028
Total Common Stocks (Cost $50,575)		59,909

	Face
	Amount (000)
Short-Term Investment (0.2%)
Repurchase Agreement (0.2%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $156 (Cost $156) (f)	$156	156
Total Investments+ (100.0%) (Cost $50,731)		60,065
Liabilities in Excess of Other Assets (0.0%)		(17)
Net Assets (100%)		$60,048

(a)                                  Non-income producing security.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR                     American Depositary Receipts

+                                         At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $50,731,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $9,334,000 of which $10,905,000 related to appreciated securities and $1,571,000 related to depreciated securities.

2

Small Company Growth Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Shares	Value (000)
Common Stocks (98.8%)
Advertising Agencies (1.0%)
Focus Media Holding Ltd. ADR (a)	589,400	$15,761
Biotechnology Research & Production (1.1%)
Idexx Laboratories, Inc. (a)	247,700	16,566
Building: Cement (2.0%)
Eagle Materials, Inc.	162,099	18,755
Texas Industries, Inc.	224,200	12,196
		30,951
Casinos & Gambling (3.1%)
Kerzner International Ltd. (a)	496,900	27,603
Lakes Entertainment, Inc. (a)	560,700	5,733
Shuffle Master, Inc. (a)	558,725	14,767
		48,103
Chemicals (1.0%)
Nuco2, Inc. (a)	628,500	16,184
Communications & Media (0.9%)
CKX, Inc. (a)	1,116,200	14,031
Computer Services Software & Systems (7.1%)
Akamai Technologies, Inc. (a)	1,227,200	19,574
Bankrate, Inc. (a)	351,440	9,640
Blackboard, Inc. (a)	650,600	16,271
Convera Corp. (a)	762,100	10,746
Netease.com ADR (a)	190,800	17,174
Salesforce.com, Inc. (a)	1,217,900	28,158
Sina Corp. (a)	380,000	10,450
		112,013
Computer Technology (0.8%)
Shanda Interactive Entertainment Ltd. ADR (a)	451,700	12,219
Consumer Electronics (2.3%)
CNET Networks, Inc. (a)	1,484,714	20,147
THQ, Inc. (a)	787,800	16,796
		36,943
Consumer Staples — Miscellaneous (2.1%)
Peet’s Coffee & Tea, Inc. (a)	578,700	17,720
Yankee Candle Co., Inc.	621,300	15,222
		32,942
Diversified (1.2%)
Beacon Roofing Supply, Inc. (a)	599,700	19,592
Diversified Financial Services (1.0%)
Calamos Asset Management, Inc., Class A	642,900	15,867
Drugs & Pharmaceuticals (2.5%)
Adams Respiratory Therapeutics, Inc. (a)	318,641	10,289
Flamel Technologies ADR (a)	386,230	7,223
Gen-Probe, Inc. (a)	306,800	15,171
Noven Pharmaceuticals, Inc. (a)	451,700	6,324
		39,007
Education Services (4.5%)
Bright Horizons Family Solutions, Inc. (a)	719,500	27,629

1

Strayer Education, Inc.	464,850	43,937
		71,566
Electrical & Electronics (0.6%)
Flir Systems, Inc. (a)	304,411	9,004
Electronics: Semi-Conductors/Components (1.8%)
Tessera Technologies, Inc. (a)	933,800	27,930
Energy — Miscellaneous (6.7%)
Gasco Energy, Inc. (a)	3,058,200	20,337
Quicksilver Resources, Inc. (a)	715,590	34,198
Range Resources Corp.	1,299,700	50,182
		104,717
Engineering & Contracting Services (0.7%)
Washington Group International, Inc. (a)	216,400	11,662
Entertainment (0.6%)
Take-Two Interactive Software, Inc. (a)	425,000	9,388
Foods (1.2%)
Rocky Mountain Chocolate Factory, Inc.	276,500	4,037
TreeHouse Foods, Inc. (a)	556,600	14,961
		18,998
Health Care — Miscellaneous (1.1%)
VCA Antech, Inc. (a)	650,600	16,603
Health Care Services (6.0%)
Animas Corp. (a)	595,850	9,355
Dade Behring Holdings, Inc.	1,188,200	43,559
Stericycle, Inc. (a)	717,059	40,980
		93,894
Homebuilding (2.1%)
Desarrolladora Homex S.A. de C.V. ADR (a)	1,096,200	33,664
Hotel/Motel (5.5%)
Ambassadors Group, Inc.	687,060	15,322
BJ’s Restaurants, Inc. (a)	1,014,891	20,734
Gaylord Entertainment Co. (a)	837,700	39,916
Great Wolf Resorts, Inc. (a)	978,662	10,119
		86,091
Investment Management Companies (2.2%)
Greenhill & Co., Inc.	826,744	34,467
Leisure Time (3.7%)
SCP Pool Corp.	842,550	29,430
WMS Industries, Inc. (a)	1,043,700	29,360
		58,790
Machinery: Industrial/Specialty (1.3%)
Middleby Corp. (a)	278,550	20,195
Medical & Dental Instruments & Supplies (3.4%)
American Medical Systems Holdings, Inc. (a)	547,800	11,038
Techne Corp. (a)	742,544	42,310
		53,348
Oil: Crude Producers (0.7%)
PetroHawk Energy Corp. (a)	716,900	10,331
Paper (0.9%)
Neenah Paper, Inc.	484,600	14,199
Publishing — Miscellaneous (1.5%)
Morningstar, Inc. (a)	755,522	24,177
Rental & Leasing Services: Commercial (0.8%)
Jones Lang LaSalle, Inc.	261,100	12,026
Restaurants (1.5%)
P.F. Chang’s China Bistro, Inc. (a)	519,595	23,293

2

Retail (11.8%)
AFC Enterprises, Inc. (a)	1,128,520	13,023
Blue Nile, Inc. (a)	816,350	25,829
Build-A-Bear Workshop, Inc. (a)	694,320	15,483
Citi Trends, Inc. (a)	585,300	12,777
Eddie Bauer Holdings, Inc. (a)	406,000	9,998
NetFlix, Inc. (a)	690,200	17,938
Overstock.com, Inc. (a)	378,800	14,527
Pantry, Inc. (The) (a)	433,800	16,211
Priceline.com, Inc. (a)	333,500	6,443
Provide Commerce, Inc. (a)	342,800	8,320
Tractor Supply Co. (a)	607,983	27,755
Tuesday Morning Corp.	699,900	18,107
		186,411
Services: Commercial (6.2%)
Advisory Board Co. (The) (a)	772,900	40,222
Coinstar, Inc. (a)	548,800	10,158
Corporate Executive Board Co.	327,099	25,507
Macquarie Infrastructure Co. Trust	752,900	21,232
		97,119
Technology — Miscellaneous (0.4%)
Housevalues, Inc. (a)	493,300	7,054
Telecommunications Equipment (1.1%)
SBA Communications Corp., Class A (a)	1,124,396	17,372
Textile Apparel Manufacturers (2.1%)
Carter’s, Inc. (a)	400,975	22,775
Maidenform Brands, Inc. (a)	785,200	10,797
		33,572
Tobacco (1.1%)
Loews Corp. - Carolina Group	451,200	17,881
Truckers (3.2%)
Landstar System, Inc.	1,268,800	50,790
Total Common Stocks (Cost $1,364,725)		1,554,721

	Face
	Amount (000)
Short-Term Investment (1.3%)
Repurchase Agreement (1.3%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $21,032 (Cost $21,026) (f)	$21,026	21,026
Total Investments+ (100.1%) (Cost $1,385,751)		1,575,747
Liabilities in Excess of Other Assets (-0.1%)		(1,667)
Net Assets (100%)		$1,574,080

(a)                                  Non-income producing security.

(f)                                    Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

3

ADR                     American Depositary Receipts

+                                         At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $1,385,751,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $189,996,000 of which $265,544,000 related to appreciated securities and $75,548,000 related to depreciated securities.

4

U.S. Real Estate Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Shares	Value (000)
Common Stocks (98.0%)
Diversified (4.8%)
Capital Automotive REIT	44,895	$1,738
Correctional Properties Trust REIT	168,510	4,956
Forest City Enterprises, Inc., Class A	426,500	16,250
Spirit Finance Corp. REIT	287,400	3,233
Vornado Realty Trust REIT	409,500	35,471
		61,648
Health Care (2.7%)
Health Care Property Investors, Inc. REIT	202,490	5,465
LTC Properties, Inc. REIT	113,200	2,400
Omega Healthcare Investors, Inc. REIT	140,340	1,954
Senior Housing Properties Trust REIT	1,175,000	22,325
Sunrise Senior Living REIT	800	9
Universal Health Reality Income Trust	40,880	1,359
Windrose Medical Properties Trust REIT	73,230	1,119
		34,631
Industrial (5.0%)
AMB Property Corp. REIT	903,300	40,558
ProLogis REIT	530,119	23,490
		64,048
Lodging/Resorts (14.6%)
Hilton Hotels Corp.	2,498,233	55,761
Host Marriot Corp. REIT	3,592,610	60,715
Interstate Hotels & Resorts, Inc. (a)	277,180	1,289
Legacy Hotels REIT	641,200	3,861
Lodgian, Inc. (a)	219,000	2,245
MeriStar Hospitality Corp. REIT (a)	666,305	6,083
Starwood Hotels & Resorts Worldwide, Inc.	1,008,501	57,656
		187,610
Office (23.9%)
Arden Realty, Inc. REIT	919,150	37,841
Beacon Capital Partners, Inc. (a)(d)	335,100	1,010
Boston Properties, Inc. REIT	884,160	62,687
Brandywine Realty Trust REIT	333,155	10,358
BRCP Realty LP l	4,616,681	4,617
Brookfield Properties Co.	2,246,244	66,197
Equity Office Properties Trust REIT	1,002,027	32,776
Highwoods Properties, Inc. REIT	55,300	1,632
Kilroy Realty Corp. REIT	15,610	875
Liberty Property Trust	9,600	408
Mack-Cali Realty Corp. REIT	526,835	23,676
Prentiss Properties Trust REIT	189,620	7,698
PS Business Parks, Inc. REIT	192,500	8,816
Reckson Associates Realty Corp. REIT	604,795	20,896
SL Green Realty Corp. REIT	325,520	22,194
Trizec Properties, Inc. REIT	247,100	5,698
		307,379
Residential Apartments (16.9%)
American Campus Communities, Inc. REIT	182,970	4,395
Amli Residential Properties Trust REIT	84,600	2,713
Archstone-Smith Trust REIT	1,492,101	59,490
AvalonBay Communities, Inc. REIT	799,277	68,498
BRE Properties, Inc. REIT	96,600	4,299
Equity Residential REIT	810,565	30,680
Essex Property Trust, Inc. REIT	324,330	29,189

1

Post Properties, Inc. REIT	471,385	17,559
		216,823
Residential Manufactured Homes (1.3%)
Equity Lifestyle Properties, Inc. REIT	369,970	16,649
Retail Regional Malls (14.4%)
General Growth Properties, Inc. REIT	228,455	10,265
Macerich Co. (The) REIT	497,935	32,336
Simon Property Group, Inc. REIT	1,577,807	116,947
Taubman Centers, Inc. REIT	796,728	25,256
		184,804
Retail Strip Centers (8.0%)
Acadia Realty Trust REIT	343,980	6,188
BPP Liquidating Trust (d)	113,290	31
Cedar Shopping Centers Inc	141,400	2,046
Developers Diversified Realty Corp. REIT	72,015	3,363
Federal Realty Investment Trust REIT	767,345	46,754
Heritage Property Investment Trust REIT	29,465	1,031
Pan Pacific Retail Properties, Inc. REIT	33,470	2,206
Ramco-Gershenson Properties REIT	42,400	1,238
Regency Centers Corp. REIT	705,205	40,514
		103,371
Self Storage (6.4%)
Public Storage, Inc. REIT	662,045	44,357
Shurgard Storage Centers, Inc., Class A REIT	673,592	37,633
		81,990
Total Common Stocks (Cost $786,357)		1,258,953
Preferred Stocks (0.0%)
Residential Apartments (0.0%)
Atlantic Gulf Communities Corp., Series B (a)(d)	107,021	—	@
Atlantic Gulf Communities Corp., Series B (a)(d)(i)	140,284	—	@
Atlantic Gulf Communities Corp., Series B (Convertible) (a)(d)	75,765	—	@
		—	@
Total Preferred Stocks (Cost $2,617)		—	@

	Face
	Amount (000)
Short-Term Investment (1.4%)
Repurchase Agreement (1.4%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $17,602 (Cost $17,597) (f)	$17,597	$17,597
Total Investments+ (99.4%) (Cost $806,571)		1,276,550
Other Assets in Excess of Liabilities (0.6%)		8,147
Net Assets (100%)		$1,284,697

(a)	Non-income producing security.
(d)	Security was valued at fair value — At September, 2005, the Portfolio held $1,041,000 of fair valued securities, representing 0.1% of net assets.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(i)	Restricted security not registered under the Securities Act of 1933. Atlantic Gulf Communities Corp., Series B Preferred was acquired 6/97 and has a current cost basis of $790,000.
@	Face Amount/Value is less than $500.
REIT	Real Estate Investment Trust

2

+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $806,571,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $469,979,000 of which $472,955,000 related to appreciated securities and $2,976,000 related to depreciated securities.

3

Value Equity Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Shares	Value (000)
Common Stocks (96.4%)
Aerospace (2.1%)
Northrop Grumman Corp.	39,730	$2,159
Raytheon Co.	51,970	1,976
		4,135
Automobiles (1.0%)
Honda Motor Co., Ltd. ADR	70,890	2,013
Beverages: Brewers (Wineries) (0.7%)
Diageo plc	25,100	1,456
Beverages: Soft Drinks (1.6%)
Coca Cola Co. (The)	73,580	3,178
Biotechnology Research & Production (1.2%)
Chiron Corp. (a)	53,380	2,328
Chemicals (3.8%)
Bayer AG ADR	142,620	5,249
Dow Chemical Co. (The)	43,420	1,809
Lanxess AG (a)	13,992	417
		7,475
Communications & Media (3.9%)
Time Warner, Inc.	266,310	4,823
Walt Disney Co. (The)	120,560	2,909
		7,732
Communications Technology (1.5%)
Motorola, Inc.	133,710	2,954
Computer Services Software & Systems (1.6%)
Symantec Corp. (a)	142,620	3,232
Computer Technology (1.6%)
Hewlett-Packard Co.	108,350	3,164
Diversified Financial Services (3.3%)
Bank of America Corp.	63,610	2,678
PNC Financial Services Group, Inc.	32,640	1,894
State Street Corp.	37,900	1,854
		6,426
Drugs & Pharmaceuticals (12.8%)
Bristol-Myers Squibb Co.	220,160	5,297
Eli Lilly & Co.	57,630	3,084
GlaxoSmithKline plc ADR	36,150	1,854
Roche Holding AG ADR	68,100	4,749
Sanofi-Aventis ADR	61,320	2,548
Schering-Plough Corp.	218,900	4,608
Wyeth	68,150	3,153
		25,293
Electronics: Instruments Gauges & Meters (0.4%)
Applera Corp. - Applied Biosystems Group	31,310	728
Electronics: Semi-Conductors/Components (2.3%)
Intel Corp.	99,540	2,454
Micron Technology, Inc. (a)	163,630	2,176
		4,630
Energy - Miscellaneous (3.1%)
Royal Dutch Shell plc ADR	49,850	3,272
Valero Energy Corp.	24,820	2,806
		6,078

1

Energy Equipment (1.9%)
Schlumberger Ltd.	44,380	3,745
Entertainment (1.1%)
Viacom, Inc., Class B	68,020	2,245
Financial Miscellaneous (2.2%)
Freddie Mac	55,600	3,139
Marsh & McClennan Cos., Inc.	20,500	623
MBNA Corp.	24,160	595
		4,357
Foods (3.6%)
Cadbury Schweppes plc ADR	49,830	2,030
Kraft Foods, Inc., Class A	7,720	236
Unilever N.V. (NY Shares)	68,250	4,876
		7,142
Insurance: Life (1.7%)
Cigna Corp.	29,220	3,444
Insurance: Multi-Line (2.2%)
Aegon N.V. (NY Shares)	51,670	770
Hartford Financial Services Group, Inc.	21,560	1,664
Prudential Financial, Inc.	28,120	1,899
		4,333
Insurance: Property & Casualty (3.5%)
Chubb Corp.	37,100	3,322
St. Paul Travelers Cos., Inc. (The)	78,371	3,517
		6,839
Investment Management Companies (9.7%)
Citigroup, Inc.	102,770	4,678
Goldman Sachs Group, Inc.	10,290	1,251
J.P. Morgan Chase & Co.	152,803	5,185
Lehman Brothers Holdings, Inc.	29,000	3,378
Merrill Lynch & Co., Inc.	76,550	4,696
		19,188
Manufacturing (2.4%)
Ingersoll Rand Co., Ltd. Class A	41,600	1,590
Parker Hannifin Corp.	3,630	234
Siemens AG ADR	38,070	2,944
		4,768
Medical & Dental Instruments & Supplies (0.2%)
Boston Scientific Corp. (a)	15,900	372
Misc. Materials & Processing (1.5%)
Newmont Mining Corp.	62,530	2,949
Miscellaneous Health Care (1.2%)
Bausch & Lomb, Inc.	28,780	2,322
Multi-Sector Companies (2.2%)
General Electric Co.	131,650	4,433
Oil: Integrated Domestic (4.8%)
BP plc ADR	48,130	3,410
ConocoPhillips	55,550	3,883
Exxon Mobil Corp.	35,230	2,239
		9,532
Radio & TV Broadcasters (2.0%)
Clear Channel Communications, Inc.	122,930	4,043
Railroads (0.1%)
Norfolk Southern Corp.	6,550	266
Retail (3.6%)
Kohl’s Corp. (a)	35,190	1,766
McDonald’s Corp.	35,930	1,203
Office Depot Inc. (a)	12,750	379
Target Corp.	16,550	859
Wal-Mart Stores, Inc.	64,460	2,825
		7,032

2

Securities Brokerage & Services (1.4%)
Charles Schwab Corp. (The)	194,650	2,809
Soaps & Household Chemicals (0.5%)
Procter & Gamble Co.	17,700	1,052
Tobacco (1.5%)
Altria Group, Inc.	38,890	2,866
Utilities: Electrical (3.9%)
American Electric Power Co., Inc.	52,450	2,082
Entergy Corp.	30,100	2,237
Exelon Corp.	20,349	1,088
FirstEnergy Corp.	45,230	2,357
		7,764
Utilities: Telecommunications (4.3%)
France Telecom S.A. ADR	65,590	1,886
Sprint Nextel Corp.	151,334	3,599
Verizon Communications, Inc.	94,230	3,080
		8,565
Total Common Stocks (Cost $168,044)		190,888

	Face
	Amount (000)
Short-Term Investment (3.3%)
Repurchase Agreement (3.3%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 3/10/05, repurchase price $6,574 (Cost $6,572) (f)	$6,572	6,572
Total Investments+ (99.7%) (Cost $174,616)		197,460
Liabilities in Excess of Other Assets (0.3%)		573
Net Assets (100%)		$198,033

(a)	Non-income producing security.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

ADR	American Depositary Receipt
+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $174,616,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $22,844,000 of which $25,180,000 related to appreciated securities and $2,336,000 related to depreciated securities.

3

Emerging Markets Debt Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Face
	Amount (000)	Value (000)
Debt Instruments (96.3%)
Argentina (4.1%)
Sovereign (4.1%)
Republic of Argentina
1.33%, 12/31/38 (n)	$148	$58
8.28%, 12/31/33	107	110
Zero Coupon, 12/31/33	5,780	2,630
Republic of Argentina (Linked Variable Rate)
82.62%, 4/10/49 (b)	1,120	476
		3,274
Brazil (15.2%)
Corporate (1.0%)
Banco ABN Amro Real S.A.
Zero Coupon, 7/21/06 (e)	740	801
Sovereign (14.2%)
Federative Republic of Brazil
4.25%, 4/15/24 (h)	1,680	1,623
6.00%, 4/15/24 (h)	400	387
8.00%, 1/15/18	2,782	2,953
8.875%, 10/14/19-4/15/24	2,985	3,241
10.50%, 7/14/14	520	631
14.50%, 10/15/09	1,820	2,372
		11,207
		12,008
Bulgaria (1.3%)
Sovereign (1.3%)
Republic of Bulgaria
8.25%, 1/15/15	473	586
8.25%, 1/15/15 (e)	200	248
Republic of Bulgaria (Registered)
8.25%, 1/15/15	170	210
		1,044
Chile (1.5%)
Corporate (1.5%)
Empresa Nacional de Petroleo
6.75%, 11/15/12 (e)	1,100	1,190
Colombia (1.5%)
Sovereign (1.5%)
Republic of Colombia
9.75%, 4/9/11	298	342
10.375%, 1/28/33	100	131
11.75%, 2/25/20	485	677
		1,150
Indonesia (2.9%)
Corporate (2.9%)
Pindo Deli Finance Mauritius
Tranche A, 4.675%, 4/28/15 (e)(h)	362	299
Tranche B, 4.675%, 4/28/18 (h)	941	494
Tranche C, Zero Coupon, 4/28/27 (e)(h)	1,897	427
Tjiwi Kimia Finance Mauritius Ltd.
Tranche A, 4.675%, 4/28/15 (e)	314	268
Tranche B, 4.675%, 4/28/18 (e)(h)	808	529
Tranche C, Zero Coupon, 4/28/27 (e)	998	265
		2,282
Ivory Coast (0.1%)
Sovereign (0.1%)
Ivory Coast
2.00%, 3/29/18 (b)	580	107

1

Malaysia (3.4%)
Sovereign (3.4%)
Government of Malaysia
7.50%, 7/15/11	400	454
8.75%, 6/1/09	2,000	2,269
		2,723
Mexico (19.9%)
Corporate (8.5%)
Pemex Project Funding Master Trust
5.17%, 6/15/10 (e)(h)	1,080	1,127
5.17%, 6/15/10 (h)	150	156
8.875%, 12/1/23 (e)	460	562
9.125%, 10/13/10	1,260	1,477
9.75%, 9/15/27	610	806
9.75%, 9/15/27 (e)	1,600	2,116
Satelites Mexicanos S.A. de C.V.
10.125% (expired Maturity) (b)	977	528
		6,772
Sovereign (11.4%)
United Mexican States
8.125%, 12/30/19	1,573	1,911
8.375%, 1/14/11	3,240	3,734
10.375%, 2/17/09	940	1,101
11.50%, 5/15/26	908	1,460
United Mexican States MTN
8.30%, 8/15/31	630	789
		8,995
		15,767
Nigeria (1.0%)
Sovereign (1.0%)
Central Bank of Nigeria
6.25%, 11/15/20 (n)	750	754
Panama (2.0%)
Sovereign (2.0%)
Republic of Panama
9.375%, 4/1/29	640	816
9.625%, 2/8/11	415	498
10.75%, 5/15/20	170	238
		1,552
Peru (2.2%)
Sovereign (2.2%)
Republic of Peru
8.375%, 5/3/16	510	599
8.75%, 11/21/33	520	631
9.875%, 2/6/15	430	551
		1,781
Philippines (8.3%)
Sovereign (8.3%)
Republic of Philippines
8.875%, 3/17/15	2,720	2,917
9.50%, 2/2/30	2,785	2,980
10.625%, 3/16/25	570	669
		6,566
Qatar (0.7%)
Sovereign (0.7%)
State of Qatar (Registered)
9.75%, 6/15/30	350	539
Russia (18.2%)
Corporate (1.7%)
Gaz Capital for Gazprom
8.625%, 4/28/34	1,040	1,369
Sovereign (16.5%)
Aries Vermoegensverwaltungs GmbH (Registered)
9.60%, 10/25/14	1,500	1,984
Russian Federation
5.00%, 3/31/30 (e)	65	75

2

Russian Federation (Registered)
5.00%, 3/31/30 (n)	1,713	1,970
8.25%, 3/31/10 (n)	1,680	1,818
11.00%, 7/24/18	1,936	2,962
12.75%, 6/24/28	2,250	4,241
		13,050
		14,419
Tunisia (0.3%)
Sovereign (0.3%)
Banque Centrale de Tunisie
7.375%, 4/25/12	210	238
Turkey (7.6%)
Sovereign (7.6%)
Citigroup Global Markets Holdings, Inc. (Turkish Lira Index Linked)
Zero Coupon, 2/23/06-1/25/07	2,297	3,131
Credit Suisse First Boston
7.20%, 8/20/11	1,150	1,168
Republic of Turkey
11.00%, 1/14/13	1,310	1,682
		5,981
Venezuela (6.1%)
Sovereign (6.1%)
Republic of Venezuela
8.50%, 10/8/14	440	490
9.375%, 1/13/34	2,292	2,719
10.75%, 9/19/13	1,290	1,612
		4,821
Total Debt Instruments (Cost $72,050)		77,364

	No. of
	Warrants
Warrants (0.2%)
Nigeria (0.1%)
Central Bank of Nigeria, expiring 11/15/20	750	38
Venezuela (0.1%)
Republic of Venezuela Oil-Linked Payment Obligation, expiring 4/15/20	2,700	69
Total Warrants (Cost $@—)		107

	Face
	Amount (000)
Short-Term Investment (1.7%)
Repurchase Agreement (1.7%)
J.P. Morgan Securities, Inc., 3.70%, dated 9/30/05, due 10/3/05, repurchase price $1,360 (Cost $1,360) (f)	$1,360	1,360
Total Investments+ (98.2%) (Cost $73,410)		78,831
Other Assets in Excess of Liabilities (1.8%)		271
Net Assets (100%)		$79,102

(b)	Issuer is in default.
(e)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(f)

Represents the Portfolio’s undivided interest in a joint repurchase agreement which has a total value of $633,510,000. The repurchase agreement was fully collateralized by U.S. government agency securities at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp.: 0.00% to 4.20%, due 12/1/05 to 5/27/11; Federal National Mortgage Association: 0.00% to 5.50%, due 10/7/05 to 1/12/15; Federal Farm Credit Bank: 0.00% to 5.50%, due 10/7/05 to 8/17/20; Federal Home Loan Bank: 0.00% to 5.375%, due 3/28/06 to 8/15/19; and Tennessee Valley Authority: 4.375% to 7.125%, due 11/13/08 to 1/15/38, which had a total value of $646,181,745. The investment in the repurchase agreement is through participation in a joint account with affiliated parties pursuant to exemptive relief received by the Portfolio from the SEC.

(h)	Variable/Floating Rate Security — Interest rate changes on these instruments are based on changes in a designated base rate. The rates shown are those in effect on September 30, 2005.
(n)	Step Bond — coupon rate increases in increments to maturity. Rate disclosed is as of September 30, 2005. Maturity date disclosed is the ultimate maturity date.
MTN	Medium-Term Note

3

+

At September 30, 2005, the U.S. Federal income tax cost basis of investments was approximately $73,410,000 and, accordingly, net unrealized appreciation for U.S. Federal income tax purposes was $4,253,000 of which $5,655,000 related to appreciated securities and $1,402,000 related to depreciated securities.

4

Futures Contracts:

The Portfolio had the following futures contract(s) open at period end:

	Number of Contracts	Value (000)	Expiration Date	Net Unrealized Appreciation (Depreciation) (000)
Short:

U.S. 2 Year
Treasury Note	82	$16,883	Dec-05	$86

5

Money Market Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Face Amount (000)	Value (000)
Commercial Paper (76.1%)
Asset Backed- Auto (8.5%)
DaimlerChrysler Revolving Auto Conduit LLC, 3.70%, 10/24/05	$18,000	$17,958
New Center Asset Trust, 3.77%, 10/21/05	19,000	18,960
		36,918
Asset Backed- Consumer (14.2%)
Barton Capital Corp., 3.79%, 11/01/05 (e)	8,000	7,974
Bryant Park Funding LLC, 3.77%, 10/20/05 (e)	10,000	9,980
Gemini Securitization Corp. LLC, 3.78%, 10/27/05 (e)	6,000	5,984
Old Line Funding Corp., 3.64%, 10/11/05 (e)	10,000	9,990
Old Line Funding Corp., 3.80%, 11/08/05 (e)	10,000	9,960
Thames Asset Global Securitization Inc., 3.76%, 10/18/05 (e)	18,000	17,968
		61,856
Asset Backed- Corporate (10.7%)
Amsterdam Funding Corp., 3.70%, 10/28/05 (e)	18,000	17,950
CAFCO LLC, 3.81%, 11/14/05 (e)	18,000	17,917
Eureka Securitization Inc., 3.64%, 10/12/05 (e)	10,750	10,738
		46,605
Asset Backed- Mortgage (8.2%)
Mortgage Interest Networking Trust A-1+, 3.75%, 10/19/05	18,000	17,966
Sydney Capital Corp., 3.64%, 10/04/05 (e)	18,000	17,995
		35,961
Asset Backed- Securities (5.8%)
Cancara Asset Securitisation LLC, 3.63%, 10/05/05 (e)	8,143	8,140
Golden Fish LLC, 3.78%, 10/12/05 (e)	17,161	17,141
		25,281
Asset Backed- Diversified (8.9%)
CRC Funding LLC, 3.69%, 10/27/05 (e)	9,000	8,976
Fairway Finance Corp., 3.62%, 10/03/05 (e)	12,000	11,997
Falcon Asset Securitization Corp, 3.81%, 11/07/05 (e)	18,000	17,930
		38,903
Finance - Corporate (4.5%)
CIT Group Inc., 3.79%, 11/01/05	7,000	6,977
CIT Group Inc., 3.82%, 11/16/05	12,820	12,758
		19,735
Insurance (4.6%)
ING America Insurance Holdings Inc., 3.77%, 10/17/05	20,000	19,967
International Banks (10.7%)
Skandinaviska Enskilda Banken AB, 3.80%, 11/02/05 (e)	18,700	18,637
Societe Generale North America Inc., 3.75%, 10/07/05	12,000	11,992
UBS Finance (Delaware) LLC, 3.78%, 10/31/05	16,000	15,950
		46,579
Total Commercial Paper (Cost $331,805)		331,805
Certificates of Deposits (3.4%)
Major Banks (3.4%)
First Tennessee Bank NA, 3.61%, 10/04/05 (Cost $15,000)	15,000	15,000
Repurchase Agreement (20.7%)

Bear Stearns Cos., Inc., 3.90%, dated 9/30/05, due 10/3/05, repurchase price $90,429; fully collateralized by U.S. Government and/or agency obligations at the date of this portfolio of investments as follows: Federal Home Loan Mortgage Corp., Gold Pools: 3.640% to 5.398%, due 7/1/33 to 8/1/35; Federal National Mortgage Association, Conventional Pools: 3.861% to 5.547%, due 5/1/14 to 10/1/35, which had a total value of $92,209,000.

(Cost $90,400)	90,400	90,400
Total Investments (100.2%) (Cost $437,205)		437,205
Liabilities in Excess of Other Assets (-0.2%)		(982)
Net Assets (100%)		$436,223

(e)	144A security — certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.

1

Municipal Money Market Portfolio

Portfolio of Investments

Third Quarter Report

September 30, 2005 (unaudited)

	Face Amount (000)	Value (000)
Tax-Exempt Instruments (99.9%)
Fixed Rate Instruments (15.5%)
Commercial Paper (15.5%)
Austin, TX, Combined Utility Systems, Ser. 2002A
2.61%, 10/12/05	$5,000	$5,000
Commonwealth of Massachusetts, Ser. F
2.68%, 10/21/05	5,000	5,000
Louisiana Public Facilities Authority, Christus Health Ser. 1999 B (Ambac),
2.65%, 10/12/05	10,000	10,000
Lower Colorado River Authority, CO, Ser. A
2.72%, 12/08/05	6,300	6,300
Metropolitan Atlanta Rapid Transit Authority, GA, Sales Tax, Ser. 2004 A
2.72%, 11/29/05	5,000	5,000
New York City Municipal Water Finance Authority, NY, Ser. 5-B
2.70%, 12/22/05	10,000	10,000
Palm Beach County School District, FL, Sales Tax, Ser. 2005
2.62%, 10/11/05	5,000	5,000
2.65%, 10/20/05	6,000	6,000
State of Michigan, Multi-Modal School Loan, Ser. 2005 C
2.63%, 12/05/05	5,000	5,000
		57,300
Variable/Floating Rate Instruments (84.4%)
Daily Variable Rate Bonds (5.9%)
Clarksville Public Building Authority, TN, Pooled Financing, Ser. 2004
2.82%, 7/01/34	1,400	1,400
Hapeville Development Authority, GA, Hapeville Hotel Ltd., Ser. 1985
2.82%, 11/01/15	5,200	5,200
Harris County Health Facilities Development Corp, TX, Methodist Hospital System, Ser. 2005 B
2.81%, 12/01/32	3,300	3,300
Illinois Development Finance Authority, Northwestern Memorial Hospital, Ser. 2004 B
2.81%, 8/15/38	100	100
Illinois Finance Authority, Resurrection Health Care System, Ser. 2005 C
2.98%, 5/15/35	7,000	7,000
Jacksonville Health Facilities Authority, FL, Baptist Medical Center, Ser. 2003 A
2.82%, 8/15/33	1,900	1,900
Missouri State Health & Educational Facilities Authority, Washington University, Ser. A
2.81%, 2/15/34	2,200	2,200
Missouri State Health & Educational Facilities Authority, Washington University, Ser. 2000 B
2.81%, 3/01/40	500	500
Pennsylvania Turnpike Commision, 1998, Ser. Q
2.78%, 6/01/27	100	100
2.78%, 6/01/28	200	200
		21,900
Weekly Variable Rate Bonds (78.5%)
American Public Energy Agency, NE, National Public Gas Agency, 2003, Ser. A
2.73%, 2/01/14	10,698	10,698
Bexar County Housing Finance Corp., TX, Multi-Family P-Floats PT-2082
2.79%, 1/20/10	1,000	1,000
Bi-State Development Agency of the Missouri-Illinois Metropolitan District, Metrolink Cross County Extension, Ser. 2002 A (FSA),
2.78%, 10/01/32	1,300	1,300
Broward County Health Facilities Authority, FL, Henderson Mental Health Center, Ser. 2004
2.80%, 7/01/29	5,100	5,100
Centerra Metropolitan District No.1, CO, Ser. 2004
2.78%, 12/01/29	100	100
Central Washington University Housing System, WA, Ser. 2002 ROCs II-R, Ser. 2121 (FGIC),
2.79%, 5/01/21	4,185	4,185
Charlotte, NC, Convention Facility, Ser. 2003 B COPs
2.80%, 12/01/21	5,150	5,150
Chicago Board of Education, IL, Ser. 2004 D (FSA),
2.77%, 3/01/23	7,030	7,030
Colorado Health Facilities Authority, NCMC, Inc., Ser. 2005 (FSA),
2.74%, 5/15/24	4,345	4,345
Dauphin County General Authority, PA, Pinnacle Health System, Ser. 2005 (FSA),
2.74%, 8/15/27	10,000	10,000

1

DeKalb County Housing Authority, GA, Multifamily Housing Post Brook, Ser. 1995
2.74%, 6/01/25	4,300	4,300
Denver Urban Renewal Authority, CO, Stapleton Senior Tax Increment, Ser. 2004 A-1 P-FLOATs, Ser. PT-999
2.84%, 10/07/06	3,000	3,000
Dyer, IA, Regency Place of Dyer, Ser. 1992 A TOBs (FHA),
2.92%, 8/01/12	2,520	2,520
Florida Department of Transportation, Turnpike, Ser. 2004 A ROCs II-R, Ser. 314
2.79%, 7/01/30	7,155	7,155
Fulton County Development Authority, GA, Morehouse College, Ser. 1997
2.75%, 8/01/17	3,010	3,010
Garland Health Facilities Development Corp, TX, Chambrel Club Hill, Ser. 2002
2.75%, 11/15/32	4,900	4,900
Hamilton County, OH, Twin Towers and Twin Lakes, Ser. 2003 A
2.78%, 7/01/23	3,500	3,500
Hawaii Department of Budget and Finance, Queens Health System, 1998, Ser. A
2.74%, 7/01/26	6,300	6,300
Houston, TX, Combined Utility System, MERLOTs, 2004, Ser. C13 (MBIA),
2.77%, 5/15/25	2,990	2,990
Houston, TX, Combined Utility System, MERLOTs, 2004, Ser. C17 (MBIA),
2.77%, 5/15/26	3,000	3,000
Illinois Development Finance Authority, Jewish Federation of Metropolitan Chicago, Ser. 1999 (Ambac),
2.78%, 9/01/24	2,760	2,760
Illinois Finance Authority, Resurrection Health Care System, Ser. 2005 C
2.76%, 5/15/35	10,000	10,000
Illinois Housing Development Authority, Village Center Development, Ser. 2004
2.75%, 3/01/20	8,000	8,000
Indiana Health Facility Financing Authority, Community Health Network, Ser. 2005 C
2.75%, 5/01/35	3,000	3,000
Indiana Transportation Finance Authority, Highway Ser. 2004 C, MERLOTs, Ser. B-21 (FGIC),
2.77%, 12/01/22	2,095	2,095
Indiana Transportation Finance Authority, Highway, Ser. 2004 C, Ser. CDC 2004-5 (FGIC),
2.79%, 12/01/18	2,740	2,740
Jackson County Hospital Finance Authority, MI, W. A. Foote Memorial Hospital, Ser. 2005 A
2.77%, 6/01/32	2,600	2,600
Jackson Health Educational & Housing Facility Board, TN, Union University, Ser. 2005
2.75%, 7/01/19	5,800	5,800
Kent Hospital Finance Authority, MI, Metropolitan Hospital, Ser. 2005 B
2.81%, 7/01/40	10,600	10,600
Massachusetts Bay Transportation Authority, Ser. 2000
2.75%, 3/01/30	2,500	2,500
Massachusetts Development Finance Agency, The Institute of Contemporary Art, Ser. 2004 A
2.76%, 7/01/34	7,000	7,000
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board, TN, Vanderbilt
University, Ser. 2005 A-2
2.68%, 10/01/44	8,100	8,100
Miami-Dade County School Board, FL, COPs Floater-TRs, Ser. 2004 L29 (MBIA),
2.82%, 8/01/27	6,285	6,285
Milan Area Schools, MI, Refunding, Ser. 2002
2.72%, 5/01/30	6,200	6,200
Minneapolis, MN, Fairview Health Services, Ser. 2005 A (Ambac),
2.74%, 11/15/32	4,000	4,000
Minneapolis, MN, Guthrie Theater on the River, Ser. 2003 A
2.75%, 10/01/23	6,700	6,700
Mississippi Development Bank, MGAM Natural Gas Supply, Ser. 2005
2.73%, 7/01/15	8,000	8,000
Mississippi Hospital Equipment & Facilites Authority, Baptist Memorial Health Care, Ser. 2004B1 P-FLOATs PA- 1276
2.80%, 9/01/24	6,025	6,025
Municipal Securities Pooled Trust Receipts, Various States, Ser. 2004 SG P-18
2.90%, 1/01/35	4,795	4,795
New York City Industrial Development Agency, NY, One Bryant Park LLC, Ser. 2004 A
2.76%, 11/01/39	5,000	5,000
North Carolina Medical Care Commission, Mission-St. Joseph’s Health System, Ser. 2003
2.80%, 10/01/18	6,980	6,980
Orange County Industrial Development Authority, FL, Independent Blood & Tissue Services of Florida, Inc., Ser. 2002
2.75%, 10/01/27	3,290	3,290
Orlando-Orange County Expressway Authority, FL, Ser. 2005 Subser. A-1 (Ambac),
2.76%, 7/01/40	4,600	4,600
Palm Beach County, FL, Hospice of Palm Beach County, Inc., Ser. 2001
2.78%, 10/01/31	4,600	4,600

2

Philadelphia Hospitals & Higher Education Facilities Authority, PA, Temple University Health System, 2005, Ser. C
2.78%, 7/01/28	5,500	5,500
Port St. Lucie, FL, Utility System, Ser. 2005 (MBIA),
2.76%, 9/01/35	2,200	2,200
Purdue University, IN, Student Facilities System, Ser. 2005 A
2.75%, 7/01/29	8,300	8,300
Raleigh, NC, Downtown Improvement, Ser. 2005 B COPs
2.74%, 2/01/34	7,000	7,000
Rancho Water District Financing Authorty, CA, Ser. 2001 B (FGIC),
2.69%, 8/01/31	4,400	4,400
Rhode Island Convention Center Authority, Refunding, 2001, Ser. A (MBIA),
2.78%, 5/15/27	960	960
Saline Area Schools, MI, Ser. 2002 B
2.72%, 5/01/30	2,500	2,500
Sayre Health Care Facilities Authority, PA, VHA of Pennsylvania, Inc., Capital Asset Financing, Ser. 1985 B (Ambac),
2.76%, 12/01/20	1,400	1,400
South Carolina Jobs Economic Development Authority, Burroughs & Chapin Business Park, Ser. 2002
2.80%, 5/01/32	700	700
Triborough Bridge & Tunnel Authority, NY, Ser. 2005 B-4
2.75%, 1/01/32	4,000	4,000
University of New Mexico Regents, Ser. 2002 B
2.78%, 6/01/26	5,000	5,000
University of Texas, Permanent University Fund, PUTTERs, Ser. 411
2.79%, 1/01/12	2,835	2,835
Virginia Public Building Authority, Ser. B ROCs II-R, Ser. 6027
2.79%, 8/01/14	1,985	1,985
Will County, IL, University of St. Francis, Ser. 2005
2.78%, 12/01/25	3,500	3,500
Williamsburg, KY, Cumberland College, Ser. 2002
2.75%, 9/01/32	9,190	9,190
York County School District No 4, SC, Fort Mill, Ser. 2004 F TOCs
2.78%, 3/09/12	5,870	5,870
Yorkville United City Special Service Area 2004-106, IL, Special Tax, Ser. 2004
2.76%, 3/01/34	3,000	3,000
		289,593
		311,493
Total Tax-Exempt Instruments (Cost $368,793)		368,793
Total Investments (99.9%) (Cost $368,793)		368,793
Other Assets in Excess of Liabilities (0.1%)		288
Net Assets (100%)		$369,081

Ambac	Ambac Assurance Corp.
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Financial Security Assurance Inc.
MBIA	MBIA Insurance Corp.

3

Municipal Money Market Portfolio

SUMMARY OF TAX-EXEMPT INSTRUMENTS BY STATE

(UNAUDITED)

	Amortized	Percent
STATE	Cost (000)	of Net Assets

Florida	$46,130	12.5%
Illinois	42,690	11.6
Michigan	24,300	6.6
Texas	23,025	6.2
North Carolina	19,130	5.2
New York	19,000	5.1
Indiana	18,655	5.1
Georgia	17,510	4.7
Pennsylvania	17,200	4.7
Mississippi	16,625	4.5
Tennessee	15,300	4.1
Massachusetts	14,500	3.9
Colorado	13,745	3.7
Minnesota	10,700	2.9
Nebraska	10,698	2.9
Louisiana	10,000	2.7
Kentucky	9,190	2.6
South Carolina	6,570	1.8
Hawaii	6,300	1.7
New Mexico	5,000	1.4
Delaware	4,795	1.3
California	4,400	1.2
Washington	4,185	1.1
Ohio	3,500	0.9
Missouri	2,700	0.7
Virginia	1,985	0.5
Rhode Island	960	0.3
	$368,793	99.9%

4

Item 2.  Controls and Procedures.

(a) The Trust’s principal executive officer and principal financial officer have concluded that the Trust’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b)  There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.  Exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Morgan Stanley Institutional Funds, Inc.
By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ronald E. Robison
Name:	Ronald E. Robison
Title:	Principal Executive Officer
Date:	November 21, 2005

By:	/s/ James Garrett
Name:	James Garrett
Title:	Principal Financial Officer
Date:	November 21, 2005